Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	TherapeuticsMD, Inc.
Entity Central Index Key	0000025743
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Entity Filer Category	Smaller Reporting Company
Current Fiscal Year End Date	--12-31

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Cash	$ 154,247	$ 126,421	$ 422,939
Accounts receivable, net of allowance for doubtful accounts of $34,713 and $1,500, respectively	270,262	26,720	11,812
Inventory	955,129	588,073	618,069
Other current assets	851,839	496,060	6,292
Total current assets	2,231,477	1,237,274	1,059,112
Property and equipment, net	95,066	70,113	96,192
Other Assets:
Prepaid Expenses	1,048,952	80,515	31,949
Patent costs	107,094	18,870	10,000
Security deposit	31,949	31,949
Total other assets	1,187,995	131,334	41,949
Total assets	3,514,538	1,438,721	1,197,253
Accounts payable	1,031,053	306,511	117,636
Deferred revenue	701,929
Notes payable	2,099,220	2,150,000
Notes payable, related parties	150,000	200,000
Accrued interest	16,986	28,321
Other current liabilities	428,378	465,747	115,206
Total current liabilities	4,427,566	3,150,579	232,842
Long-Term Liabilities:
Notes payable, net of debt discount of $1,350,162 and $0, respectively	3,341,686
Accrued Interest	79,111
Total Long-term liabilities	3,420,797
Total liabilities	7,848,363	3,150,579	232,842
Commitments and Contingencies
Preferred stock - par value $0.001; 10,000,000 shares authorized; no shares issued and outstanding
Common stock - par value $0.001; 250,000,000 shares authorized; 99,784,982 and 82,978,804 issued and outstanding, respectively	99,785	82,979	55,487
Additional paid in capital	50,310,369	15,198,241	4,988,637
Subscriptions receivable	(8,358,001)
Accumulated deficit	(46,385,978)	(16,993,078)	(4,079,713)
Total stockholder' deficit	(4,333,825)	(1,711,858)	964,411
Total liabilities and stockholders' deficit	$ 3,514,538	$ 1,438,721	$ 1,197,253

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets Parenthetical
Allowance for doubtful accounts	$ 34,713	$ 1,500	$ 0
Accumulated depreciation of property and equipment	(125,452)	(81,500)	26,655
Debt discount on notes payable	$ 1,350,162	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	99,784,982	82,978,804	55,487,321
Common stock, shares outstanding	99,784,982	82,978,804	55,487,321

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements Of Operations
Revenues, net	$ 1,036,456	$ 539,572	$ 2,577,298	$ 1,533,731	$ 2,088,177	$ 1,241,921
Cost of goods sold	306,843	241,688	1,015,337	684,420	947,112	556,390
Gross profit	729,613	297,884	1,561,961	849,311	1,141,065	685,531
Operating expenses:
Sales, general, and administration	3,291,357	1,633,180	9,691,892	3,818,710	6,406,197	3,464,810
Research and development	1,334,005	95,223	2,579,308	255,953	107,241	65,402
Depreciation and amortization	14,839	13,711	43,952	41,133	54,845	22,783
Total operating expense	4,640,201	1,742,114	12,315,152	4,115,796	6,568,283	3,552,995
Operating loss	(3,910,588)	(1,444,230)	(10,753,191)	(3,266,485)	(5,427,218)	(2,867,464)
Other income and (expense)
Miscellaneous Income	932	75	2,486	75	6,392
Settlement of debt					(7,390,000)
Loss on extinguishment of debt	(197,383)		(10,505,247)
Beneficial Conversion Feature			(6,716,504)
Amortization of debt discount	(50,099)	(14,360)	(1,159,375)	(17,950)
Interest expense	(84,376)	(16,505)	(225,834)	(16,737)	(64,380)
Loan guaranty costs	(11,745)	(11,745)	(35,235)	(26,414)	(38,159)
Total other income (expense)	(342,671)	(42,535)	(18,639,709)	(61,026)	(7,486,147)
Loss before taxes	(4,253,259)	(1,486,765)	(29,392,900)	(3,327,511)	(12,913,365)	(2,867,464)
Provision for income taxes
Net loss	$ (4,253,259)	$ (1,486,765)	$ (29,392,900)	$ (3,327,511)	$ (12,913,365)	$ (2,867,464)
Loss per share, basic and diluted:
Net loss per share, basic and diluted	$ (0.04)	$ (0.03)	$ (0.33)	$ (0.06)	$ (0.21)	$ (0.07)
Weighted average number of shares outstanding	95,895,677	58,407,327	88,892,757	57,275,797	62,516,461	38,289,463

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2009	$ 39,516	$ 1,656,364	$ (1,212,249)	$ 483,631
Beginning balance, shares at Dec. 31, 2009	39,516,450
Shares issued in private placement	15,971	3,154,672		3,170,643
Shares issued in private placement, shares	15,970,871
Options issued as compensation		177,601		177,601
Effect of merger and recapitalization pursuant to execution of Security Exchange Agreement
Net loss			(2,867,464)	(2,867,464)
Ending balance at Dec. 31, 2010	55,487	4,988,637	(4,079,713)	964,411
Ending balance, shares at Dec. 31, 2010	55,487,321
Shares issued in private placement	5,552	1,701,448		1,707,000
Shares issued in private placement, shares	5,551,589
Options issued as compensation		183,355		183,355
Effect of merger and recapitalization pursuant to execution of Security Exchange Agreement	166	(255,919)		(255,753)
Effect of merger and recapitalization pursuant to execution of Security Exchange Agreement, shares	165,879
Shares issued in exchange for debt	21,682	8,217,455		8,239,137
Shares issued in exchange for debt, shares	21,681,958
Shares issued in exercise of warrants	92	17,158		17,250
Shares issued in exercise of warrants, shares	92,057
Warrants issued for services		190,280		190,280
Warrants issued for loan guaranty costs-related parties		93,969		93,969
Warrants issued for financing costs		45,362		45,362
Warrants issued as financing costs-related parties		9,338		9,338
Warrants issued as compensation-related party		7,158		7,158
Net loss			(12,913,365)	(12,913,365)
Ending balance at Dec. 31, 2011	$ 82,979	$ 15,198,241	$ (16,993,078)	$ (1,711,858)
Ending balance, shares at Dec. 31, 2011	82,978,804			82,978,804

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES - CONTINUING OPERATIONS
Net loss	$ (29,392,900)	$ (3,327,511)	$ (12,913,365)	$ (2,867,464)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Effect of merger and recapitalization pursuant to execution of Security Exchange Agreement			(255,753)
Depreciation	43,952	41,133	54,845	22,783
Provision for doubtful accounts	33,213		1,500
Loss on debt extinguishment	10,505,247
Stock based debt settlement			7,600,000
Beneficial Conversion Feature	6,716,504
Amortization of debt discount	1,159,375	17,950	28,719
Stock based compensation	1,031,685	152,824	190,513	177,601
Stock based expense for services	233,093		22,630
Loan guaranty costs	35,235	26,414	38,159
Non-cash financing costs			25,980
Changes in assets and liabilities
Accounts receivable	(276,755)	(20,492)	(16,409)	(6,008)
Inventory	(367,056)	(207,179)	29,996	(454,683)
Other current assets	302,777	(1,085)	(346,822)	152,916
Accounts payable	724,542	138,449	188,876	95,034
Accrued interest	216,281	872	33,994
Deferred Revenue	701,929
Accrued expenses and other current liabilities	(66,087)	96,636	350,541	36,033
Net cash flows used in operating activities	(8,398,965)	(3,081,989)	(4,966,596)	(2,843,788)
CASH FLOWS FROM INVESTING ACTIVITIES
Vendor deposits	(331,702)	(10,081)
Purchase of property and equipment	(68,904)	(28,766)	(28,766)	(27,348)
Patent costs, net of abandoned costs	(88,223)		(8,870)
Net cash flows used in investing activities	(488,829)	(38,847)	(37,636)	(27,348)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes and loans payable	8,700,000	1,996,023	2,684,160
Proceeds bank line of credit			300,000
Proceeds from exercise of options	190,999		17,250
Proceeds from sale of common stock	125,001		1,000,000
Proceeds from sale of warrants	400
Proceeds from sale of membership units		707,000	707,000	3,170,645
Proceeds from notes payable - related parties		151,596	300,000
Repayment of notes payable	(50,780)	(2,778)	(200,000)
Repayment of notes payable - related party	(50,000)		(100,696)
Net cash flows provided by financing activities	8,915,620	2,851,841	4,707,714	3,170,645
Increase (decrease) in cash	27,826	(268,995)	(296,518)	299,510
Cash, beginning of period	126,421	422,939	422,939	123,429
Cash, end of period	154,247	153,944	126,421	422,939
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	37,087		696
Cash paid for income taxes
Warrants exercised in exchange for debt and accrued interest	3,102,000
Warrants issued for financing	2,509,537		148,668
Warrants issued for services	1,532,228		190,280
Shares issued in exchange for debt and accrued interest	1,054,658		849,137
Notes payable issued for accrued interest	$ 15,123

THE COMPANY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Company
THE COMPANY

NOTE 1 – THE COMPANY

Nature of Operations

TherapeuticsMD, Inc. ("Therapeutics” or the “Company”) has two wholly owned subsidiaries, vitaMedMD, LLC, a Delaware limited liability company incorporated on May 13, 2008 ("VitaMed”) and BocaGreenMD, Inc., a Nevada corporation, incorporated on January 10, 2012 ("BocaGreen”).

Therapeutics is a specialty pharmaceutical company focused on creating safe and effective therapies exclusively for women, including (i) prenatal and women’s multi-vitamins, (ii) iron, calcium and vitamin D supplements, (iii) natural (non-hormonal) menopause relief and (iv) scar reduction creams.  The Company also has three hormone replacement therapy ("HRT”) drug candidates that have received Investigational New Drug Application ("IND”) acceptance by the U.S. Food and Drug Administration ("FDA”). The current product lines of the Company are sold through VitaMed and BocaGreen. We have a national sales force that calls on physicians and pharmacies and markets prescription prenatal vitamins, over-the-counter ("OTC”) nutritional supplements and other medical products through pharmacies and our website with the recommendation of physicians by creating a unique value proposition for patients, physician/providers and insurance payors. Our primary objective is to be the sole prenatal vitamin brand recommended by physicians to all their patients by becoming the new standard in prenatal vitamins with a complete line of personal products all under one quality brand.

New Products

The Company filed three Investigational New Drug applications ("INDs”) in 2012, all of which have been accepted by the FDA for hormone therapy. These drugs are known as TX12001HR, a combined progestin and estrogen drug candidate, TX12002HR, a progestin only drug candidate and TX12003HR, an estrogen only drug candidate. Since these INDs have been accepted by the FDA, Phase I and III clinical trials may be commenced. The Company anticipates beginning these trials in the near future.  Upon completion, the Company may seek FDA approval for these drug candidates.

On November 6, 2012, the Company released three products in its BocaGreen generic prescription line, namely: BocaGreenMD™ Prena1, BocaGreenMD™ Prena1 Plus, and BocaGreenMD™ Prena1 Chew.

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  For the nine months ended September 30, 2012, the Company incurred a loss from operations of approximately $10,753,000, had negative cash flows from operations of approximately $8,399,000 and had an accumulated deficit of approximately $46,386,000.  These matters raise substantial doubt about the Company’s ability to continue as a going concern.  Management’s plans include raising additional proceeds from debt and equity transactions and to continue to increase its sales and marketing activities, however, there are no assurances that management will be successful in their efforts.  The financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should the Company be unable to continue in operation.

NOTE A – THE COMPANY

Corporate Overview and History of Therapeutics

TherapeuticsMD, Inc., a Nevada corporation (“Therapeutics” or the “Company”) was incorporated in Utah in 1907 under the name Croff Mining Company.  The Company changed its name to Croff Oil Company in 1952 and in 1996 changed its name to Croff Enterprises, Inc.  In the twenty (20) years prior to 2008, Croff’s operations consisted entirely of oil and natural gas leases.  Due to a spin-off of its operations in December 2007, Croff had no business operations or revenue source and had reduced its operations to a minimal level although it continued to file reports required under the Exchange Act.  As a result of the spin-off, Croff was a “shell company” under the rules of the Commission.  In July 2009, the Company (i) closed a transaction to acquire America’s Minority Health Network, Inc. as a wholly owned subsidiary, (ii) ceased being a shell company, and (iii) experienced a change in control in which the former shareholders of America’s Minority Health Network, Inc. acquired control of the Company.  On September 14, 2009, the Company changed its name to AMHN, Inc.  On June 11, 2010, the Company closed a transaction to acquire Spectrum Health Network, Inc. as a wholly owned subsidiary.  On July 20, 2010, the Company filed Articles of Conversion and Articles of Incorporation to redomicile in the State of Nevada and changed the par value of its shares of capital stock to $0.001 per share.  On July 31, 2010, the Company transferred the assets of America’s Minority Health Network, Inc. to a secured noteholder in exchange for the satisfaction of debt associated therewith.  On February 15, 2011, the Company transferred the assets of Spectrum Health Network, Inc. to a secured noteholder in exchange for the satisfaction of debt associated therewith and in exchange for an Exclusive Licensing, Distribution and Advertising Sales Agreement (“Licensing Agreement”) under which the Company could sell subscription services and advertising on the Spectrum Health Network for commissions.  On August 3, 2011 (with an effective date of October 3, 2011), in anticipation of closing the Merger (as defined and described below), the Company filed Amended and Restated Articles of Incorporation to change its name to TherapeuticsMD, Inc. and to increase the shares of Common Stock authorized for issuance to 250,000,000.  On October 4, 2011, the Company closed the Merger with vitaMedMD, LLC, a Delaware limited liability company (“VitaMed”).  As of December 31, 2011, Company management determined that  VitaMed would become the sole focus of the Company and services performed relative to the Licensing Agreement were discontinued.  Unless otherwise stated or unless the context otherwise requires, the description of our business set forth below is provided on a combined basis, taking into account our newly-acquired wholly owned subsidiary, VitaMed.

The Company maintains a website at www.therapeuticsmd.com.

Agreement and Plan of Merger with VitaMed

On July 18, 2011, Therapeutics entered into an Agreement and Plan of Merger (“Merger Agreement”) by and among VitaMed and VitaMed Acquisition, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (the “Merger Sub”), pursuant to which the Company would acquire 100% of VitaMed.  The proposed acquisition was to be accomplished by the merger of Merger Sub with and into VitaMed with VitaMed being the surviving limited liability company (the “Merger”) in accordance with the Limited Liability Company Act of the State of Delaware.  The Merger became effective upon the filing of the Certificate of Merger with the Secretary of State of the State of Delaware on October 4, 2011 (the “Effective Time”).  In preparation of and prior to the closing of the Merger Agreement, the Company completed the following required corporate actions with an effective date of October 3, 2011:

•
a reverse split of the Company’s 16,575,209 issued and outstanding shares of Common Stock on a ratio of 1 for 100 (the “Reverse Split”).  As a result of the Reverse Split, each share of Common Stock outstanding on July 28, 2011 (the “Record Date”), without any action on the part of the holder thereof, became one one-hundredth of a share of Common Stock.  The Reverse Split decreased the number of outstanding shares of the Company’s Common Stock by approximately 99% resulting in 165,856 shares outstanding after the Reverse Split.  The effectuation of the Reverse Split did not result in a change in the relative equity position or voting power of the shareholders of the Company,

•	an increase of its authorized shares of Common Stock to 250,000,000,

Agreement and Plan of Merger with VitaMed (continued)

•	a change in the name of the Company to TherapeuticsMD, Inc., and

•	an amendment to the Company’s Long Term Incentive Compensation Plan (“LTIP”) to increase the authorized shares for issuance thereunder to 25,000,000.

On October 4, 2011, the Closing Date of the Merger Agreement, the Company acquired 100% of VitaMed in exchange for the issuance of shares of the Company’s Common Stock, as more fully described below (the “Merger”).  In accordance with the provisions of this triangulated merger, the Merger Sub was merged with and into VitaMed as of the Effective Date.  Upon consummation of the Merger Agreement and all transactions contemplated therein, the separate existence of the Merger Sub ceased and VitaMed became a wholly owned subsidiary of the Company.

Exchange of Securities

At the Effective Time, all outstanding membership units of VitaMed (the “Units”) were exchanged for shares of the Company’s Common Stock.  In addition, all outstanding VitaMed options to purchase VitaMed membership units (the “VitaMed Options”) and all outstanding VitaMed warrants to purchase VitaMed membership units (the “VitaMed Warrants”) were exchanged and converted into options and warrants for the purchase of the Company’s Common Stock (“Company Options” and “Company Warrants”, respectively).  All Units, VitaMed Options and VitaMed Warrants were exchanged on a pro-rata basis for shares of the Company’s Common Stock which in the aggregate totaled 70,000,000 shares, resulting in a conversion ratio calculated by the sum of all outstanding Units, VitaMed Options and VitaMed Warrants divided by 70,000,000 (the “Conversion Ratio”).  Pursuant to the Conversion Ratio, the Company issued 58,407,331 shares of the Company’s Common Stock in exchange for the outstanding Units, reserved for issuance an aggregate of 10,119,796 shares issuable upon the exercise of the Company Options, and reserved for issuance an aggregate of 1,472,916 shares issuable upon the exercise of the Company Warrants.  After giving effect to the Reverse Split, and taking into consideration the 58,407,331 aforementioned shares issued in exchange for the Units, the number of shares of the Company’s Common Stock issued and outstanding as of the Closing Date was 58,573,187, of which the former members of VitaMed owned approximately 99%.  All shares of the Company’s Common Stock issued in exchange for the Units, and to be issued upon exercise of the Company Options and Company Warrants, are subject to a lock-up agreement for a period of eighteen (18) months from the Closing.

Corporate Overview and History of VitaMed

VitaMed is a specialty pharmaceutical company organized as a limited liability company in the State of Delaware on May 13, 2008.  VitaMed is focused on providing the highest quality products to the women’s health market.  Our direct national sales force that calls on physicians and pharmacies is enhanced by our patent-pending technology and business methodology.  This combination allows us to market both over-the-counter (“OTC”) and prescription nutritional supplements, drugs, medical foods and other medical products through pharmacies and our web-site with the recommendation of physicians by creating  unique value propositions for patients, physician/providers and insurance payors.

In the early part of 2009, we completed formulation of our first products, a prenatal multivitamin and a vegan docosahexaenoic acid (“DHA”) supplement and introduced the product to the market in June 2009 with sales primarily in South Florida.  In September 2010, we achieved a milestone of $1 million in total sales and had begun to expand our sales force nationally and currently have  product sales into 46 states.  Our product line has been expanded to ten core products and our new product development continues to focus on the women’s health market. As we continue our product development efforts for both new products and refinements to existing products, we are also seeking proprietary ingredients and formulations that can be exclusively licensed or patented for use in women’s healthcare that will further differentiate our products from the competition.

VitaMed maintains websites at www.vitamedmd.com and www.vitamedmdrx.com.

Throughout these Notes to Consolidated Financial Statements, the terms “we,” “us,” “our,” “Therapeutics,” or the “Company” refers to TherapeuticsMD, Inc., and unless otherwise specified, includes our wholly owned subsidiary, VitaMed.

BASIS OF PRESENTATION AND RECENTLY ISSUED ACCOUNTING PRO-NOUNCEMENTS	9 Months Ended
Sep. 30, 2012
Basis Of Presentation And Recently Issued Accounting Pro-Nouncements
BASIS OF PRESENTATION AND RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

NOTE 2 – BASIS OF PRESENTATION AND RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

Interim Financial Statements

The accompanying unaudited interim condensed consolidated financial statements of Therapeutics have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles ("GAAP”) for complete financial statements.  In the opinion of management, such financial statements include all adjustments (consisting solely of normal recurring adjustments) necessary for the fair statement of the financial information included herein in accordance with GAAP and the rules and regulations of the Securities and Exchange Commission (the “SEC”).  The balance sheet at December 31, 2011 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.  Results of operations for interim periods are not necessarily indicative of results for the full year.  These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in our Annual Report on Form 10-K filed with the SEC for the year ended December 31, 2011.

Recently Issued and Newly Adopted Accounting Pronouncements

The Company does not expect that the adoption of any recent accounting pronouncements will have a material impact on its condensed consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, vitaMed and BocaGreen.  BocaGreen began operations in November 2012.  All material intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with ASC 605, “Revenue Recognition”.  Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.

Over The Counter Products

The Company generates OTC revenue by sales of products primarily to retail consumers.  The Company’s policy is to recognize revenue from product sales upon shipment, when the rights of ownership and risk of loss have passed to the consumer.  Outbound shipping and handling fees are included in sales and are billed upon shipment.  Shipping expenses are included in cost of sales.  The majority of the Company’s sales are paid with credit cards and the Company usually receives the cash settlement in two to three banking days.  Credit card sales minimize accounts receivable balances relative to sales.  We provide an unconditional thirty-day money-back return policy whereby we accept product returns from our retail and eCommerce customers.  The Company’s revenue from OTC sales is recognized net of returns, sales discounts, and eCommerce fees.

For the nine months ended September 30, 2012 and 2011, the Company recorded an allowance for returns of $34,713 and $0, respectively.  The Company estimates the allowance for returns based on historical return activity, which is reviewed, and adjusted if necessary, on a quarterly basis.

Prescription Products

The Company’s name brand and generic prescription products are sold primarily through drug wholesalers and retail pharmacies. The Company’s revenue from prescription product sales is recognized net of sales discounts and end-user rebates.

The Company accepts returns of unsalable product from customers within a return period of six months prior to and following product expiration.  The Company’s prescription products currently have a shelf-life of 24 months from date of manufacture.  Given the limited history of prescriptions products, the Company currently cannot reliably estimate expected returns of the prescription products at the time of shipment.  Accordingly, the Company defers recognition of revenue on prescription products until the right of return no longer exists, which occurs at the earlier of the time the prescription products are dispensed through patient prescriptions or expiration of the right of return.  As a result of this policy, the Company has a deferred revenue balance of approximately $702,000 and $0 at September 30, 2012 and December 31, 2011, respectively.

The Company maintains various rebate programs in an effort to maintain a competitive position in the marketplace and to promote sales and customer loyalty.  The rebate program is designed to enable the end-user to return a coupon to the Company.  If the coupon qualifies, the Company sends a rebate check to the end-user.  The Company estimates the allowance for rebates based on industry averages, which is reviewed, and adjusted if necessary, on a quarterly basis.  For the nine months ended September 30, 2012 and 2011, the Company recorded rebate expense of $19,915 and $0, respectively.

Inventories

Inventories represent packaged nutritional products and supplements which are valued at the lower of cost or market using the average cost method.  The costs of manufacturing the prescription products associated with the deferred revenue (as discussed in Revenue Recognition) are recorded as deferred costs, which are included in inventory, until such time as the related deferred revenue is recognized.

Use of Estimates

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.  The preparation of these financial statements requires us to make significant estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosure of contingent assets and liabilities.  We evaluate our estimates, including those related to contingencies, on an ongoing basis. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

NOTE B – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary.  All material intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash is maintained at financial institutions and, at times, balances may exceed federally insured limits.  The Company has never experienced any losses related to these balances.  All of our non-interest bearing cash balances were fully insured at December 31, 2011 and 2010 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012.  Under the program, there is no limit to the amount of insurance for eligible accounts.  Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and our non-interest bearing cash balances may again exceed federally insured limits.  The Company had no interest-bearing amounts on deposit excess of federally insured limits at December 31, 2011 and 2010.

Trade Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are customer obligations due under normal trade terms.  The Company reviews the accounts receivable for uncollectible accounts and credit card charge-backs and provides an allowance for doubtful accounts which is based upon a review of outstanding receivables, historical collection information and existing economic conditions.  Trade accounts receivable past due more than 90 days are considered delinquent.  Delinquent receivables are written off to bad debt expense based on individual credit evaluations, results of collection efforts, and specific circumstances of the customer.  Recoveries of accounts previously written off are recorded as reductions of bad debt expense when received.  Historically, our bad debt expense has been limited because the majority of our trade receivables are paid via credit card.  Data we use to calculate these estimates does not accurately reflect bad debts; adjustments to these reserves may be required.  At December 31, 2011 and 2010, the Company recorded an allowance for doubtful accounts of $1,500 and $0, respectively.

Inventories

Inventories represent packaged nutritional products and supplements which are valued at the lower of cost or market using the average cost method.

Fixed Assets

Property and Equipment-Property and equipment is stated at cost, net of accumulated depreciation.  Maintenance costs, which do not significantly extend the useful lives of the respective assets, and repair costs are charged to operating expense as incurred.  Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from 3 to 7 years.  Depreciation expense totaled $25,686 and $5,105 for the years ended December 31, 2011 and 2010, respectively.

Website-Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated three-year life of the asset.  Amortization of website development costs totaled $29,159 and $17,678 for the years ended December 31, 2011 and 2010, respectively.

Intangible Assets

The Company has adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 350 Intangible-Goodwill and Other (“ASC 350”).

Capitalized patent costs, net of accumulated amortization, include legal costs incurred for a patent application.  In accordance with ASC 350, once the patent is granted, the Company will amortize the capitalized patent costs over the remaining life of the patent using the straight-line method.  If the patent is not granted, the Company will write-off any capitalized patent costs at that time.  Intangible assets are reviewed annually for impairment or when events or circumstances indicate that their carrying amount may not be recoverable.  There was no amortization expense related to patent costs for the years ended December 31, 2011 and 2010 as  patents have not yet been granted.

Impairment of Long-Lived Assets

Carrying values of property and equipment and finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying values may not be recoverable.  Such events or circumstances include, but are not limited to:

•	Significant declines in an asset’s market price;

•	Significant deterioration in an asset’s physical condition;

•	Significant changes in the nature or extent of an asset’s use or operation;

•	Significant adverse changes in the business climate that could impact an asset’s value, including adverse actions or assessments by regulators;

•	Accumulation of costs significantly in excess of original expectations related to the acquisition or construction of an asset;

•	Current-period operating or cash flow losses combined with a history of such losses or a forecast that demonstrates continuing losses associated with an asset’s use; and

•	Expectations that it is more likely than not that an asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life.

If impairment indicators are present, the Company determines whether an impairment loss should be recognized by testing the applicable asset or asset group’s carrying value for recoverability.  This test requires long-lived assets to be grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities, the determination of which requires judgment.  The Company estimates the undiscounted future cash flows expected to be generated from the use and eventual disposal of the assets and compares that estimate to the respective carrying values in order to determine if such carrying values are recoverable.  This assessment requires the exercise of judgment in assessing the future use of and projected value to be derived from the eventual disposal of the assets to be held and used.  Assessments also consider changes in asset utilization, including the temporary idling of capacity and the expected timing for placing this capacity back into production.  If the carrying value of the assets is not recoverable, then a loss is recorded for the difference between the assets’ fair value and respective carrying value.  The fair value of the assets is determined using an “income approach” based upon a forecast of all the expected discounted future net cash flows associated with the subject assets.  Some of the more significant estimates and assumptions include: market size and growth, market share, projected selling prices, manufacturing cost and discount rate.  The Company’s estimates are based upon its historical experience, its commercial relationships, market conditions and available external information about future trends.  The Company believes its current assumptions and estimates are reasonable and appropriate; however, unanticipated events and changes in market conditions could affect such estimates, resulting in the need for an impairment charge in future periods.

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of receivables, accounts payable, accrued expenses and short-term debt.  The carrying amount of receivables, accounts payable and accrued expenses approximates its fair value because of the short-term maturity of such instruments.  Interest rates that are currently available to the Company for issuance of short-term debt with similar terms and remaining maturities are used to estimate the fair value of the Company’s short-term debt.

Fair Value of Financial Instruments (continued)

The Company categorizes its assets and liabilities that are valued at fair value on a recurring basis into a three-level fair value hierarchy as defined by ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and lowest priority to unobservable inputs (Level 3).

Assets and liabilities recorded in the consolidated balance sheet at fair value are categorized based on a hierarchy of inputs, as follows:

Level 1                  Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2
Quoted prices for similar assets or liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument; and

Level 3                  Unobservable inputs for the asset or liability.

At December 31, 2011 and 2010, the Company had no assets or liabilities that are valued at fair value on a recurring basis.

Income Taxes

Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the related temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized when the rate change is enacted.  Valuation allowances are recorded to reduce deferred tax assets to the amount that will more likely than not be realized.  In accordance with ASC 740, Income Taxes, the Company recognizes the effect of uncertain income tax positions only if the positions are more likely than not of being sustained in an audit, based on the technical merits of the position.  Recognized uncertain income tax positions are measured at the largest amount that is greater than 50% likely of being realized.  Changes in recognition or measurement are reflected in the period in which those changes in judgment occur.  The Company recognizes both interest and penalties related to uncertain tax positions as part of the income tax provision.  As of December 31, 2011 and 2010, the Company has no tax positions relating to open tax returns that were considered to be uncertain.

In December 2004, the FASB issued ASC 718, Compensation – Stock Compensation (“ASC 718”).  ASC 718 companies are required to measure the compensation costs of unit-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services.  Unit-based compensation arrangements include unit options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  As such, compensation cost is measured on the date of grant at their fair value.  Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.  The Company uses the Black-Scholes option pricing model which requires the input of highly complex and subjective variables including the expected life of options granted and the Company’s expected stock price volatility over a period equal to or greater than the expected life of the options.

Equity instruments (“instruments”) issued to other than employees are recorded on the basis of the fair value of the instruments, as required by ASC 718.  FASB ASC 505, Equity Based Payments to Non-Employees defines the measurement date and recognition period for such instruments.  In general, the measurement date is when either a (a) performance commitment, as defined, is reached or (b) the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested.  The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the ASC.

The Company recognizes compensation expense for all share-based payments granted based on the grant date fair value estimated in accordance with ASC 718-10, “Share Based Payments.”  Compensation expense is generally recognized on a straight-line basis over the employee’s requisite service period.

Debt Discounts

Costs incurred with parties who are providing long-term financing, which include warrants issued with the underlying debt, are reflected as a debt discount based on the relative fair value of the debt and warrants to the total proceeds.  These discounts are generally amortized over the life of the related debt using the effective interest rate method.  In connection with debt issued during the years ended December 31, 2011 and 2010, the Company recorded debt discounts totaling $28,719 and $0, respectively.  Amortization expense related to debt discounts totaled $28,719 and $0 for the years ended December 31, 2011 and 2010, respectively, and is included in interest expense on the accompanying consolidated financial statements.  Debt discount was fully amortized at December 31, 2011.

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with ASC 605, “Revenue Recognition” (“ASC 605”).  Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.  The Company generates revenue by sales of products primarily to retail consumers.  The Company’s policy is to recognize revenue from product sales upon shipment, when the rights of ownership and risk of loss have passed to the consumer.  Outbound shipping and handling fees are included in sales and are billed upon shipment.  Shipping expenses are included in cost of sales.  The majority of the Company’s sales are paid with credit cards and the Company usually receives the cash settlement in two to three banking days.  Credit card sales minimize accounts receivable balances relative to sales.  We provide an unconditional thirty-day money-back return policy whereby we accept product returns from our retail, wholesale and eCommerce customers.  Historically we have experienced returns (monitored on a daily basis) equal to approximately one percent of sales.  Total returns were $20,726 and $13,734 for the years ended December 31, 2011 and 2010, respectively.  We consider the potential returns to be de minimis and have not established an allowance for product returns at this time.

Shipping and Handling Costs

The Company expenses all shipping and handling costs as incurred.  These costs are included in cost of sales on the accompanying consolidated financial statements.

Advertising Costs

The Company expenses advertising costs when incurred.  Advertising expenses totaled $19,408 and $25,698 during the years ended December 31, 2011 and 2010, respectively.

Research and Development Expenses

Research and development expenditures, which are expensed as incurred, totaled $107,241 and $65,402 during the years ended December 31, 2011 and 2010, respectively.

Earnings Per Share

The Company calculates earnings per share (“EPS”) in accordance with ASC 260, “Earnings Per Share,” which requires the computation and disclosure of two EPS amounts, basic and diluted.  Basic EPS is computed based on the weighted average number of shares of common stock outstanding during the period.  Diluted EPS is computed based on the weighted average number of common shares outstanding plus all potentially dilutive common shares outstanding during the period.  Such potential dilutive common shares consist of stock options and warrants.  Potential common shares totaling 96,618,626 and 165,752 (Reverse Split shares) at December 31, 2011 and 2010, respectively, have been excluded from the diluted earnings per share calculation as they are anti-dilutive due to the net loss reported by the Company.

Use of Estimates

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.  The preparation of these financial statements requires us to make significant estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosure of contingent assets and liabilities.  We evaluate our estimates, including those related to contingencies, on an ongoing basis.  We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Recently Issued Accounting Pronouncements

In December 2011, FASB issued Accounting Standards Update (“ASU”) 2011-11, Balance Sheet - Offsetting. This guidance requires disclosures about offsetting and related arrangements for recognized financial instruments and derivative instruments.  The standard is effective for us as of January 1, 2013 and will not materially impact our financial statement disclosures.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment.”  This guidance provides the option to evaluate prescribed qualitative factors to determine whether a calculated goodwill impairment test is necessary.  The standard is effective for us as of January 1, 2012 and will not materially impact on our financial condition, results of operations, or financial statement disclosures.

In May 2011, FASB issued ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The amendments do not change the guidance regarding the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments should be applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2011.  Early adoption is permitted.  The adoption is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  This ASU represents the converged guidance of the FASB and the IASB (the “Boards”) on fair value measurement, and results in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.”  These amendments change some of the terminology used to describe many of the existing requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  The amendments should be applied prospectively, and they are effective during interim and annual periods beginning after December 15, 2011.  Early application by public entities is not permitted.  The adoption is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

Management does not believe there would be a material effect on the accompanying financial statements had any other recently issued but not yet effective accounting standards been adopted in the current period.

GOING CONCERN	12 Months Ended
Dec. 31, 2011
Going Concern
GOING CONCERN
NOTE C – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company incurred a loss from operations of approximately $5,400,000, had negative cash flow from operations of approximately $5,000,000 and had an accumulated deficit of approximately $17,000,000 at December 31, 2011.  These matters raise substantial doubt about the Company’s ability to continue as a going concern.  Management’s plans include raising additional proceeds from debt and equity transactions and to continue to increase its sales and marketing activities; however, there are no assurances that management will be successful in their efforts.  The financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should the Company be unable to continue in operation.

INVENTORY	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
INVENTORY	NOTE 4 – INVENTORY Inventory consists of the following:
	September 30, 2012	December 31, 2011
Finished product	$890,196	$588,073
Deferred costs	64,933	-0-
TOTAL INVENTORY	$955,129	$588,073

OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Other Current Assets
OTHER CURRENT ASSETS

NOTE 5 – OTHER CURRENT ASSETS

Other current assets consist of the following:

	September 30, 2012	December 31, 2011
Prepaid consulting	$449,225	$95,962
Deposits with vendors (Note 15)	331,702	300,503
Prepaid insurance	40,941	52,611
Prepaid guaranty costs	20,575	46,984
Deferred offering costs	8,398	-0-
Other prepaid costs	998	-0-
TOTAL OTHER CURRENT ASSETS	$851,839	$496,060

NOTE F – OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,
	2011	2010
Deposits with vendors	$300,503	$-0-
Prepaid consulting	95,962	-0-
Prepaid insurance	52,611	6,292
Prepaid guaranty costs	46,984	-0-
TOTAL OTHER CURRENT ASSETS	$496,060	$6,292

FIXED ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fixed Assets
FIXED ASSETS
NOTE 6 – FIXED ASSETS

Fixed assets consist of the following:
	September 30, 2012	December 31, 2011
Website	$94,244	$91,743
Equipment	67,669	33,651
Furniture and fixtures	58,605	26,219
	220,518	151,613
Accumulated depreciation	(125,452)	(81,500)
TOTAL FIXED ASSETS	$95,066	$70,113

Depreciation expense for the nine months ended September 30, 2012 and 2011 was $43,952 and $41,133, respectively.

NOTE G – FIXED ASSETS

Fixed assets consist of the following:

	December 31,
	2011	2010
Website	$91,743	$65,791
Equipment	33,651	30,837
Furniture and fixtures	26,219	26,219
	151,613	122,847
Accumulated depreciation	(81,500)	(26,655)
TOTAL FIXED ASSETS	$70,113	$96,192

Depreciation expense for the years ended December 31, 2011 and 2010 was $54,845 and $22,783, respectively.

OTHER ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Other Assets:
OTHER ASSETS

NOTE 7 – OTHER ASSETS

Prepaid expenses consist of the following:

	September 30, 2012	December 31, 2011
Prepaid consulting	$1,048,952	$71,689
Prepaid guaranty costs	-0-	8,826
TOTAL OTHER ASSETS	$1,048,952	$80,515

NOTE H – OTHER ASSETS Other assets consist of the following:
	December 31,
	2011	2010
Prepaid consulting	$71,689	$-0-
Prepaid guaranty costs	8,826	-0-
TOTAL OTHER ASSETS	$80,515	$-0-

OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Other Current Liabilities
OTHER CURRENT LIABILITIES

NOTE 8 – OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	September 30, 2012	December 31, 2011
Accrued payroll and commission	$197,483	$295,915
Accrued vacation	96,124	68,438
Other accrued expenses	93,412	60,035
Dividends payable(1)	41,359	41,359
TOTAL OTHER CURRENT LIABILITIES	$428,378	$465,747

______________
(1) In June 2008, the Company declared and paid a special dividend of $0.40 per share of common stock to all shareholders of record as of June 10, 2008. This amount reflects moneys remaining unclaimed by certain shareholders.

NOTE J – OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	December 31,
	2011	2010
Accrued payroll	$227,477	$-0-
Accrued vacation	68,438	24,208
Other accrued expenses	128,473	90,998
Dividends payable(1)	41,359	-0-
TOTAL OTHER CURRENT LIABILITIES	$465,747	$115,206
    ____________________
(1)
In June 2008, the Company declared and paid a special dividend of $0.40 per share of common stock to all shareholders of record as of June 10, 2008.  This amount reflects moneys remaining unclaimed by the certain shareholders.

NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 9 – NOTES PAYABLE

Issuance of Promissory Notes

In January and February 2012, the Company sold 6% promissory notes for an aggregate of $900,000 with due dates of March 1, 2012.  As discussed below, these promissory notes were modified on February 24, 2012 through the issuance of secured promissory notes (the “February 2012 Notes”).

In August and September 2012, the Company sold 6% promissory notes for an aggregate of $1,600,000 due on October 1, 2012, which due date was subsequently extended.   The notes were paid in full in October 2012.

In September 2012, the Company sold a 6% promissory note for $200,000 due on October 15, 2012.  The note was paid in full in October 2012.

Issuance of February 2012 Notes

On February 24, 2012, the Company sold and issued the February 2012 Notes to an individual and an entity (the “Parties”), both of which are shareholders of the Company, in the principal base amount of $1,358,014 and $1,357,110 respectively (the “Principal Base Amount(s)”) and granted Warrants for the purchase in the aggregate of 9,000,000 shares of the Company’s Common Stock (4,500,000 to each Party) (the “February 2012 Warrants”) pursuant to the terms of a Note Purchase Agreement (the “Note Purchase Agreement”) also dated February 24, 2012.  As consideration for the February 2012 Notes and the February 2012 Warrants, the Company received an aggregate of $1,000,000 of new funding from the Parties (the “February Funding”) and the Parties surrendered certain promissory notes previously issued by the Company in the amount of $1,700,000 plus accrued interest of $15,124 (collectively known as the “Prior Notes”).  The Company granted 5,685,300 Warrants in consideration of the modification of the Prior Notes and 3,314,700 Warrants with the February Funding.  The Company determined that the resulting modification of the Prior Notes was substantial in accordance with ASC 470-50, “Modifications and Extinguishments.”  As such the modification was accounted for as an extinguishment and restructuring of the debt, and the 5,685,300 warrants issued were expensed. The fair value of the Prior Notes was estimated by calculating the present value of the future cash flows discounted at a market rate of return for comparable debt instruments to be $1,517,741, resulting in a debt discount of $197,384 to be amortized over the term of the February 2012 Notes.  As a result of the surrender of the February 2012 Notes on June 19, 2012 (see Issuance of June 2012 Notes below), the Company expensed the remaining unamortized debt discount.  As of September 30, 2012, the Company recorded interest expense totaling $197,384 related to the Prior Notes.  The Company recognized a loss on extinguishment of debt of $10,307,864 which represented the fair value of the 5,685,300 warrants net of the difference between the carrying amount of the Prior Notes and their fair value as of the date of the modification.

The Company determined the relative fair value of the 3,314,700 Warrants granted with the February Funding to be $859,647 and recorded the amount as debt discount to be amortized over the term of the February 2012 Notes.  As a result of the surrender of the February 2012 Notes on June 19, 2012 (see Issuance of June 2012 Notes below), the Company expensed the remaining unamortized debt discount.  As of September 30, 2012, the Company recorded amortization of debt discount totaling $859,647 related to the February 2012 Notes.

Under the February 2012 Notes, the Parties loaned the Company an additional $2,000,000 during March, April, and May 2012.

On June 19, 2012 the Company settled $3,102,000 in principle and interest of the February 2012 Notes in exchange for the exercise of 8,145,486 Common Stock purchase warrants.  As discussed below, the remaining balance of $2,691,847 of the February 2012 Notes was modified on June 19, 2012 through the issuance of secured promissory notes (the “June 2012 Notes”).

Issuance of June 2012 Notes

On June 19, 2012, the Company sold and issued secured promissory notes (the “June 2012 Notes”) to the Parties in the principal base amounts of $2,347,128 and $2,344,719, respectively pursuant to the terms of a note purchase agreement (the “June 2012 Note Purchase Agreement”).  As consideration for the June 2012 Notes, the Parties surrendered the remaining balance of the February 2012 Notes in the aggregate amount of $1,347,128 and $1,344,719, respectively (which sums included principle and interest through June 19, 2012), and the Company received an aggregate of $2,000,000 of new funding from the Parties (the “June Funding”).  The principal base amount of each of the June 2012 Notes, plus any additional advance made to the Company thereafter, together with accrued interest at the annual rate of 6%, is due in one lump sum payment on February 24, 2014.  As security for the Company’s obligations under the June 2012 Note Purchase Agreement and the June 2012 Notes, the Company entered into a Security Agreement and pledged all of its assets, tangible and intangible, as further described therein.  The Company granted 7,000,000 Common Stock purchase warrants in connection with the June Funding.  The Company determined the relative fair value of the 7,000,000 Common Stock purchase warrants to be $1,649,890 and recorded this amount as a debt discount to be amortized over the term of the June 2012 Notes.  In conjunction with the February 2012 Notes and June 2012 Notes, for the three and nine months ended September 30, 2012, the Company recorded an aggregate of $247,482 and $299,728, respectively, as amortization of debt discount on the accompanying condensed consolidated financial statements.  At September 30, 2012, the Company reported a notes payable balance of $3,341,685, net of debt discount of $1,350,162 in long-term liabilities on the accompanying condensed consolidated financial statements.

Conversion of July 2011 Secured Notes

In July 2011, VitaMed sold two senior secured promissory notes (the “Secured Notes”) in the amount of $500,000 each and also entered into a Security Agreement under which VitaMed pledged all of its assets to secure the obligation. The Secured Notes bear interest at the rate of 6% per annum, are due on the one (1) year anniversary thereof, and are convertible into shares of the Company’s Common Stock at the option of the Company.  The Company may pay the Secured Notes by delivering such number of shares of the Company’s Common Stock as shall be determined by dividing the outstanding principal then due and owing by the Company’s Share Price.  For purposes of the Secured Notes, the “Share Price” shall mean the lower of the most recent price at which the Company offered and sold shares of its Common Stock (not including any shares issued upon the exercise of options and/or warrants or upon the conversion of any convertible securities) or the five-day average closing bid price immediately preceding the date of conversion.  On June 19, 2012, the Company and the Parties agreed to convert the Secured Notes, and according to the terms thereof, aggregated principal and interest through June 19, 2012 of $1,054,647 was converted at $0.38 per share into an aggregate of 2,775,415 shares of the Company’s Common Stock.  This resulted in a beneficial conversion feature of $6,716,504 as recorded in other income and expense on the accompanying condensed consolidated financial statements.  For the nine months ended September 30, 2012, the Company recorded an aggregate of $33,204 as interest expense on the accompanying condensed consolidated financial statements.

March 2011 Bank Line of Credit

In March 2011, VitaMed entered into a Business Loan Agreement and Promissory Note with First United Bank for a $300,000 bank line of credit (the “Bank LOC”) for which a personal guarantee and cash collateral was required.  Personal guarantees and cash collateral limited to $100,000 each were provided by Robert Finizio and John Milligan, officers of VitaMed, and by Reich Family Limited Partnership, an entity controlled by Mitchell Krassan, also an officer of VitaMed.  In consideration for the personal guarantees and cash collateral, Common Stock purchase warrants for an aggregate of 613,713 shares were granted.  The Bank LOC accrued interest at the rate of 3.020% per annum based on a year of 360 days and was due on March 1, 2012.  The bank and VitaMed negotiated a one-year extension to the Bank LOC which was executed on March 19, 2012 (the “Bank LOC Extension”).  The Bank LOC Extension accrues interest at the rate of 2.35% and is due on March 1, 2013.  At September 30, 2012, the outstanding principle balance of the Bank LOC was $299,220.  During the three and nine months ended September 30, 2012, interest expense of $1,817 and $6,526, respectively was paid and is included in interest expense on the accompanying condensed consolidated financial statements.

Issuance of VitaMed Promissory Notes

In June 2011, VitaMed sold Promissory Notes (the “VitaMed Promissory Notes”) in the aggregate principal amount of $500,000.  In consideration for the VitaMed Promissory Notes, Warrants for an aggregate of 613,718 shares were granted.  The VitaMed Promissory Notes earn interest at the rate of 4% per annum and were due at the earlier of (i) the six (6) month anniversary of the date of issuance and (ii) such time as VitaMed received the proceeds of a promissory note(s) issued in an amount of not less than $1,000,000 (the “Funding”).  Upon the closing of the Funding in July 2011, as more fully described above in Conversion of July 2011 Secured Notes, two of the VitaMed Promissory Notes in the aggregate of $200,000 were paid in full.  By mutual agreement, the remaining VitaMed Promissory Notes in the aggregate of $300,000 were extended.  In October 2011, one of the VitaMed Promissory Notes for $50,000 was paid in full.  By mutual agreement, VitaMed Promissory Notes in the aggregate of $100,000 were converted into 266,822 shares of the Company’s Common Stock at $0.38 per share, which represents the fair value of the shares on the date of conversion.  In June 2012, a VitaMed Promissory Note held by an unaffiliated individual was paid in full including $2,160 in accrued interest.  The remaining VitaMed Promissory Notes in the aggregate of $100,000 were extended to October 15, 2012 (one held by Mr. Milligan for $50,000 and one for $50,000 held by BF Investments, LLC (owned by Brian Bernick, a member of the board of directors of the Company), which VitaMed Promissory Notes were paid in full in October 2012.

In December 2011, the Company sold 4% promissory notes to Mr. Finizio and Mr. Milligan and for an aggregate of $100,000 ($50,000 each) with original due dates of March 1, 2012.  These promissory notes were extended by mutual agreement to June 1, 2012.  In June 2012, the VitaMed Promissory Note held by Mr. Finizio was paid in full, including $888 in accrued interest.  Mr. Milligan’s VitaMed Promissory Note was extended to October 15, 2012 and subsequently paid in full in October 2012.

For the three and nine months ended September 30, 2012, the Company recorded an aggregate of $1,497 and $6,344, respectively, as interest expense on the accompanying condensed consolidated financial statements.  At September 30, 2012, the Company reported $150,000 as notes payable, related parties on the accompanying condensed consolidated financial statements.

NOTE I – NOTES PAYABLE

During 2009, a non-affiliate business consultant (the “Consultant”) provided consulting services to the Company in the amount of $210,000 (the “Debt”).  The Company issued the Consultant a demand promissory note for $210,000 dated November 9, 2010 (the “November 2010 Note”) which was subsequently assigned to non-affiliate entities (the “Noteholders”).  On April 18, 2011, the Company and the Noteholders agreed that in exchange for the forbearance of the Noteholders not to make demand for repayment of the November 2010 Note for a minimum of sixty (60) days, the Company would (i) cancel the November 2010 Note and (ii) issue two convertible promissory notes to the Noteholders in the principal amount of $105,000 each bearing interest at the rate of six percent (6%) per annum (the “Convertible Notes”).  The Convertible Notes were due on demand any time after sixty (60) days from the date of issuance (the “Maturity Date”).  At the option of the Noteholders, the Convertible Notes could be converted into shares of the Company’s Common Stock at any time after the Maturity Date at a fixed conversion price of $0.0105 per share.  The Conversion Price was not subject to adjustment at any time for any future stock split, stock combination, dividend or distribution of any kind.  On October 18, 2011, the Company and the Noteholders entered into Debt Conversion Agreements and converted the principal of the Convertible Notes into 20,000,000 shares of the Company’s Common Stock valued at $7,600,000.  The transaction was recorded as debt settlement expense on the accompanying financial statements.

On March 1, 2011, the Company entered into a Demand Promissory Note with the Company’s then majority shareholder wherein the Company could periodically borrow funds to satisfy its operational requirements.  Interest accrued at 20% per annum.  On October 4, 2011, this Demand Promissory Note plus accrued interest totaling $170,152 was forgiven.  The forgiveness of this related party debt was included in additional paid in capital on the accompanying financial statements.

On March 7, 2011, VitaMed entered into a Business Loan Agreement and Promissory Note  for a $300,000 bank line of credit (the “Bank LOC”) for which the bank required a personal guarantee and cash collateral.  Personal guarantees and cash collateral limited to $100,000 each were provided by Robert Finizio and John Milligan, officers of VitaMed, and by Reich Family Limited Partnership, an entity controlled by Mitchell Krassan, also an officer of VitaMed.  The Bank LOC accrued interest at the rate of 3.020% per annum based on a year of 360 days and was due on March 1, 2012.  The bank and VitaMed negotiated a one-year extension to the Bank LOC which was executed on March 19, 2012 (the “Bank LOC Extension”).  The Bank LOC Extension accrues interest at the rate of 2.35% and is due on March 1, 2013.  At December 31, 2011, the outstanding principle balance of the Bank LOC was $300,000.  In consideration for the personal guarantees and cash collateral, VitaMed issued VitaMed Warrants for an aggregate of 499,998 Units (or Company Warrants for an aggregate of 613,713 shares pursuant to the Conversion Ratio).  The ten-year Company Warrants vest at the rate of an aggregate of 76,714 shares per calendar quarter end and have an exercise price of $0.2444 per share.  In the event that the Bank LOC is repaid prior to being fully vested, the Company Warrants will be reissued only for the number of shares vested through the date of repayment.  At March 31, 2012, an aggregate of 306,867 shares will be vested thereunder.

On June 1, 2011, VitaMed sold Promissory Notes (the “VitaMed Promissory Notes”) in the aggregate of $500,000 with accompanying VitaMed Warrants to purchase an aggregate of 500,000 Units (or Company Warrants to purchase an aggregate of 613,718 shares pursuant to the Conversion Ratio).  The VitaMed Promissory Notes earn interest at the rate of four percent (4%) per annum and were due at the earlier of (i) the six (6) month anniversary of the date of issuance and (ii) such time as VitaMed received the proceeds of a promissory note(s) issued in an amount of not less than $1,000,000 (the “Funding”).  Upon the closing of the Funding on July 18, 2011, as more fully described in the following paragraph, two of the VitaMed Promissory Notes in the aggregate of $200,000 were paid in full.  By mutual agreement, the remaining VitaMed Promissory Notes in the aggregate of $300,000 were extended until the Closing of the Merger.  On October 6, 2011, one of the VitaMed Promissory Notes for $50,000 was paid in full.  By mutual agreement, VitaMed Promissory Notes in the aggregate of $100,000 were converted into 266,822 shares of the Company’s Common Stock at $0.38 per share, which represents fair value of the shares on the date of conversion.  Other VitaMed Promissory Notes in the aggregate of $150,000 were extended to March 1, 2012.  At December 31, 2011, the outstanding principle balance of the VitaMed Promissory Notes was an aggregate of $150,000.  As mentioned hereinafter in FOOTNOTE O – SUBSEQUENT EVENTS, two VitaMed Promissory Notes in the aggregate of $100,000 were further extended to April 14, 2012 and one for $50,000 was further extended to June 1, 1012.  The ten-year Company Warrants have an exercise price of $0.4074 per share and none have been exercised.

On July 18, 2011, VitaMed sold two Senior Secured Promissory Notes (the “Secured Notes”) in the amount of $500,000 each and also entered into a Security Agreement under which VitaMed pledged all of its assets to secure the obligation.  The Secured Notes bear interest at the rate of six percent (6%) per annum and are due on the one (1) year anniversary thereof.  The Senior Secured Notes bear interest at the rate of six percent (6%) per annum and are due on the one (1) year anniversary of the date thereof.  The Company may pay the Senior Secured Notes by delivering such number of shares of the Company’s Common Stock as shall be determined by dividing the outstanding principal then due and owing by the Company’s Share Price.  For purposes of the Senior Secured Notes, the “Share Price” shall mean the lower of the most recent price at which the Company offered and sold shares of its Common Stock (not including any shares issued upon the exercise of options and/or warrants or upon the conversion of any convertible securities) or the five-day average closing bid price immediately preceding the date of conversion.  At December 31, 2011, the outstanding principle balance of the Secured Notes was $500,000 each.

In September and October 2011, VitaMed sold Convertible Promissory Notes (the “VitaMed Convertible Notes”) in the aggregate of $534,160.  The VitaMed Convertible Notes earned interest at the rate of four percent (4%) per annum and were due December 1, 2011.  On November 18, 2011, the Company and the VitaMed Convertible Noteholders entered into Debt Conversion Agreements and converted the principal and accrued interest of the VitaMed Convertible Notes into 1,415,136 shares of the Company’s Common Stock at $0.38 per share which represents the fair value of the shares on the date of conversion.
In November and December, 2011, the Company sold six-percent Promissory Notes for an aggregate of $800,000 with due dates of March 1, 2012.  At December 31, 2011, the outstanding principle balance of the Promissory Notes was $800,000.  As mentioned hereinafter in FOOTNOTE O – SUBSEQUENT EVENTS, these Notes were paid in full on February 24, 2012 through the issuance of Secured Promissory Notes.

In December 2011, the Company sold four-percent Promissory Notes for an aggregate of $100,000 with due dates of March 1, 2012.  At December 31, 2011, the outstanding principle balance of the Promissory Notes was $100,000.  As mentioned hereinafter in FOOTNOTE O – SUBSEQUENT EVENTS, these Notes were further extended by mutual agreement to April 14, 2012.

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity:
STOCKHOLDERS' EQUITY

NOTE 10 – STOCKHOLDERS’ EQUITY

Common Stock

At September 30, 2012, the Company had 250,000,000 shares of Common Stock, $0.001 par value authorized, with 99,784,982 shares of Common Stock issued and outstanding.

Warrants

The valuation methodology used to determine the fair value of the Company’s Common Stock purchase warrants ("Warrants”) is the Black-Scholes-Merton option-pricing model ("Black-Scholes Model”).  The Black-Scholes Model requires the use of a number of assumptions including volatility of the stock price, the risk-free interest rate and the term of the Warrant.  The weighted average fair value per share of Warrants granted and the assumptions used in the Black-Scholes Model during the nine months ended September 30, 2012 are described below.  The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term.  Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the term of the award.  The Company’s estimated volatility is an average of the historical volatility of the stock prices of its peer entities whose stock prices were publicly available.  The Company’s calculation of estimated volatility is based on historical stock prices over a period equal to the term of the awards.  The Company used the historical volatility of peer entities due to the lack of sufficient historical data of its stock price.

Warrants Issued in Conjunction with Debt

On February 24, 2012, the Company granted an aggregate of 5,685,300 Warrants in connection with the modification of certain existing promissory notes (the “Modification Warrants”), and 3,314,700 Warrants with the issuance of secured promissory notes (see NOTE 9 – NOTES PAYABLE, Issuance of February 2012 Notes).  Both the Modification Warrants and the February 2012 Warrants are exercisable at $0.38.  The Modification Warrants’ fair value of $10,505,247 and the February 2012 Warrants’ fair value of $6,124,873 was determined by using the Black-Scholes Model on the date of the grant.  Both valuations used a term of 5 years; a volatility of 44.5%; risk free rate of 0.89%; and a dividend yield of 0%.  The Company recorded the fair value of the Modification Warrants as part of the loss on extinguishment of debt in the accompanying condensed consolidated financial statements.  The relative fair value of the February 2012 Warrants of $859,647 was recorded as debt discount.  As a result of the surrender of the February 2012 Notes on June 19, 2012, the Company expensed the remaining unamortized debt discount.  As of September 30, 2012, the Company recorded amortizarion of debt discount totaling $859,647 related to the February 2012 Notes.

On June 19, 2012, the Company granted an aggregate of 7,000,000 Warrants in connection with the issuance of secured promissory notes (the “June 2012 Warrants”) (see NOTE 9 – NOTES PAYABLE, Issuance of June 2012 Notes).  Of the 7,000,000 June 2012 Warrants, 6,000,000 are exercisable at $2.00 and 1,000,000 are exercisable at $3.00.  The fair value of the June 2012 Warrants of $9,424,982 was determined by using the Black-Scholes Model on the date of the grant.  The Warrants were valued on the date of the grant using a term of 5 years; a volatility of 44.64%; risk free rate of 0.75%; and a dividend yield of 0%.  The relative fair value of the June 2012 Warrants of $1,649,890 was determined by using the relative fair value calculation method on the date of the grant.  At September 30, 2012, $1,350,162 was reported as debt discount and for the three and nine months ended September 30, 2012, and $247,482 and $299,728, respectively, was recorded as amortization of debt discount on the accompanying condensed consolidated financial statements.

Warrants Issued for Services

In March 2012, the Company granted an aggregate of 31,000 Warrants to five unaffiliated individuals for services rendered.

The Warrants were valued on the date of the grant using a term of five years; a volatility of 44.81%; risk free rate of 1.04%; and a dividend yield of 0%; $29,736 was recorded as consulting expense in the accompanying condensed consolidated financial statements.

In May 2012, the Company granted an aggregate of 1,300,000 Warrants to unaffiliated entity for services to be rendered over approximately five years beginning in May 2012.  Services provided are to include: (a) services in support of the Company’s drug development efforts including, but not limited to, services in support of the Company’s ongoing and future drug development and commercialization efforts, regulatory approval efforts, third-party investment and financing efforts, marketing efforts, chemistry, manufacturing and controls efforts, drug launch and post-approval activities, and other intellectual property and know-how transfer associated therewith; (b) services in support of the Company’s efforts to successfully obtain New Drug Approval; and (c) other consulting services as mutually agreed upon from time to time in relation to new drug development opportunities.  The Warrants were valued at $1,532,228 on the date of the grant using a term of 5 years; a volatility of 44.71%; risk free rate of 0.74%; and a dividend yield of 0%.  At September 30, 2012 the Company reported $306,446 as prepaid expense-short term, $1,043,787 as prepaid expense-long term, and recorded $90,132 and 127,913, respectively, for the three and nine months ended September 30, 2012 as consulting expense in the accompanying condensed consolidated financial statements.  The contract will expire upon the commercial manufacture of a drug product.  Based on the review, the Company has determined that the process will take approximately five years.  As a result, the Company is amortizing the $1,532,228 over five years.

In June 2012, the Company granted an aggregate of 1,500 Warrants to three unaffiliated individuals for services rendered.  The Warrants were valued on the date of the grant using a term of 5 years; a volatility of 44.78%; risk free rate of 0.72%; and a dividend yield of 0%; $1,656 was recorded as consulting expense in the accompanying condensed consolidated financial statements.

A summary of the Company’s Common Stock purchase warrant activity and related information for 2012 follows:

	Number of Shares Under Company Warrant	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at December 31, 2011	3,057,627	$0.36	7.9	$3,483,691
Granted	17,332,500	$1.26	4.5	$37,957,525
Exercised	(8,145,486)	$0.38
Expired	-0-
Cancelled	-0-
Balance at September 30, 2012	12,244,641	$1.62	5.1	$22,403,657
Vested and Exercisable at September 30, 2012	11,717,927	$1.68	4.9	$20,777,898

As of September 30, 2012, the Company had Warrants outstanding with an exercise prices ranging from $0.24 to $3.00 per share.  As of September 30, 2012, unamortized costs associated with Warrants totaled approximately $1,498,000.

Stock Options

In 2009, the Company adopted the 2009 Long Term Incentive Compensation Plan (the “LTIP”) to provide financial incentives to employees, members of the Board, and advisers and consultants of the Company who are able to contribute towards the creation of or who have created stockholder value by providing them stock options and other stock and cash incentives (the “Awards”).  The Awards available under the LTIP consist of stock options, stock appreciation rights, restricted stock, restricted stock units, performance stock, performance units, EVA awards, and other stock or cash awards as described in the LTIP.  There are 25,000,000 shares authorized for issuance thereunder.

On February 23, 2012, the Company’s Board of Directors adopted the 2012 Stock Incentive Plan, a non-qualified plan not requiring approval by the Company’s shareholders ("2012 SOP”).  The 2012 SOP was designed to serve as an incentive for retaining qualified and competent key employees, officers and directors, and certain consultants and advisors of the Company. There are 10,000,000 shares authorized for issuance thereunder.  No shares have been issued under the 2012 SOP.

The valuation methodology used to determine the fair value of Options is Black-Scholes Model.  The Black-Scholes Model requires the use of a number of assumptions including volatility of the stock price, the risk-free interest rate, and the expected life.

The assumptions used in the Black-Scholes Model during the nine months ended September 30, 2012 are set forth in the table below.

Risk-free interest rate	0.65-2.23%
Volatility	40.77-44.83%
Expected life (in years)	5.00-6.75
Dividend yield	0.00%

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the expected life.  Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the term of the award.  The Company’s estimated volatility is an average of the historical volatility of the stock prices of its peer entities whose stock prices were publicly available.  The Company’s calculation of estimated volatility is based on historical stock prices over a period equal to the term of the awards.  The Company used the historical volatility of peer entities due to the lack of sufficient historical data of its stock price.  The average expected life is based on the contractual term of the option using the simplified method.

In January 2012, certain individuals exercised their right to purchase an aggregate of 1,630,022 shares of the Company’s Common Stock for an aggregate purchase price of $166,000.  The shares were issued in reliance upon an exemption from the registration provisions of the Securities Act of 1933 due to Section 4(1) of the Act and Rule 144 and are covered by a lock-up agreement.

On February 27, 2012, the Company issued Options to certain officers and directors of the Company.  The ten-year Options are for the purchase of an aggregate of 600,000 shares and have an exercise price of $2.20 per share.  The Options vest in full on February 27, 2013.

On March 30, 2012, the Company issued ten-year Options to employees and consultants for the purchase of an aggregate of 480,000 shares with an exercise price of $2.40.  An aggregate of 405,000 shares available under the Options vest over a four-year period on anniversary of issuance, an aggregate of 60,000 shares vest over a two-year period on the anniversary of issuance, and 15,000 shares vest monthly over a twelve-month period from the date of issuance.

On March 30, 2012, the Company’s Board of Directors approved a cashless exercise provision for use by holders of Company Options.  Also on March 30, 2012, an individual exercised his right to purchase 245,485 shares of the Company’s Common Stock.  The aggregate purchase price of approximately $60,000 was paid pursuant to a cashless exercise provision wherein the individual surrendered his right to receive 25,000 shares thereunder.  The 220,485 shares were issued in reliance upon an exemption from the registration provisions of the Securities Act of 1933 due to Section 4(1) of the Act and Rule 144 and are covered by a lock-up agreement.

On April 16, 2012, the Company’s Board of Directors approved the issuance of ten-year Company Options for its directors for the purchase of: (i) an aggregate of 350,000 shares (50,000 shares each) to its directors for services to be rendered during calendar year 2012 and (ii) an aggregate of 75,000 shares (25,000 shares each) to the chairs of the Audit, Compensation and Corporate Governance Committees for services to be rendered during calendar year 2012.  All of the Company Options have an exercise price of $2.55 per share and all shares thereunder vest on December 31, 2012.  In addition, Dr. Brian Bernick, a director and employee, was issued a Company Option for 150,000 shares for services rendered as an employee, having an exercise price of $2.55 under which all shares vest on the first anniversary of issuance.

On June 29, 2012, the Company issued ten-year Options to employees, consultants, and a director for the purchase of an aggregate of 250,000 shares with an exercise price of $2.80.  An aggregate of 5,500 shares available under the Options vest over a four-year period on anniversary of issuance, an aggregate of 70,000 shares vest over a two-year period on the anniversary of issuance, 150,000 shares vest monthly over a one-year period on the anniversary of issuance, 75,000 shares vest monthly on December 31, 2012, and 50,000 vest immediately.

On July 5, 2012, a consultant exercised an Option to purchase 21,338 shares of the Company’s Common Stock at an exercise price of $0.18738 per share.  All shares under the Option were purchased through a cashless exercise provision wherein the consultant surrendered his right to receive 1,428 shares resulting in the issuance of 19,910 shares.  The shares are covered by a lock-up agreement.  On July 11, 2012, a consultant exercised an Option to purchase 30,685 shares of the Company’s Common Stock at an exercise price of $0.407355 per share for a purchase price of $12,459.69.  The shares are covered by a lock-up agreement.

On September 13, 2012, the Company issued ten-year Options to employees and consultants for the purchase of an aggregate of 391,750 shares with an exercise price of $3.40.  An aggregate of 7,500 shares available under the Options vest over a four-year period on anniversary of issuance, an aggregate of 115,000 shares vest over a two-year period on the anniversary of issuance, 2,500 shares vest over a one-year period on the anniversary of issuance, and 166,250 vest immediately.

A summary of activity under the LTIP and related information follows:

	Number of Shares Under Company Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at December 31, 2011	10,590,161	$0.16	7.6	$14,067,649
Granted	2,296,750	$2.56	9.6	$2,039,838
Exercised	(1,931,788)	$0.13
Expired	-0-
Cancelled	(26,428)	$0.24
Balance at September 30, 2012	10,928,695	$0.68	7.3	$30,261,370
Vested and Exercisable at September 30, 2012	7,528,886	$0.22	6.7	$24,349,605

The weighted-average issue date fair value of Options issued during the nine months ended September 30, 2012 was $1.09.

As of September 30, 2012, the Company had Options outstanding with exercise prices ranging from $0.10 to $3.40 per share.

Share-based compensation expense for Options recognized in our results for the nine months ended September 30, 2012 and 2011 ($1,004,472 and $166,233, respectively) is based on awards vested and we estimated no forfeitures.  ASC 718-10, “Stock Compensation” requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from the estimates.

At September 30, 2012, total unrecognized estimated compensation expense related to non-vested Options granted prior to that date was approximately $1,730,000 which is expected to be recognized over a weighted-average period of 1.7 years. No tax benefit was realized due to a continued pattern of operating losses.

NOTE D – STOCKHOLDERS’ EQUITY

As previously mentioned herein, on October 4, 2011, all Units were exchanged for shares of the Company’s Common Stock.  In addition, all VitaMed Options and VitaMed Warrants were exchanged and converted into Company Options and Company Warrants.  All Units , VitaMed Options and VitaMed Warrants were exchanged on a pro-rata basis for shares of the Company’s Common Stock which in the aggregate totaled 70,000,000 shares, resulting in a conversion ratio calculated by the sum of all Units,  VitaMed Options and VitaMed Warrants divided by 70,000,000 (the “Conversion Ratio”).  Pursuant to the Conversion Ratio, the Company issued 58,407,331 shares of the Company’s Common Stock in exchange for the Units, reserved for issuance an aggregate of 10,119,796 shares issuable upon the exercise of the Company Options and reserved for issuance an aggregate of 1,472,916 shares issued upon the exercise of the Company Warrants.

Preferred Stock

At December 31, 2011, the Company had 10,000,000 shares of Preferred Stock, par value $0.001 authorized and none outstanding, which shares can be designated by the Company’s Board of Directors.

Common Stock

At December 31, 2011, the Company had 250,000,000 shares of Common Stock, $0.001 par value authorized, with 82,978,781 shares of Common Stock issued and outstanding.

Between February and May 2011, VitaMed sold 2,892,630 Units for an aggregate purchase price of $707,000.

On October 3, 2011, the Company effected a reverse split of its 16,575,209 issued and outstanding shares of Common Stock on a ratio of 1 for 100 resulting in 165,856 shares issued and outstanding thereafter.

On October 5, 2011, the Company closed a Stock Purchase Agreement with Pernix Therapeutics, LLC, a Louisiana limited liability company (“Pernix”).  Pursuant to the terms of the Stock Purchase Agreement dated September 8, 2011, Pernix agreed to purchase 2,631,579 shares of the Company’s Common Stock (the “Shares”) at a purchase price of $0.38 per share for a total purchase price of $1,000,000 (“Purchase Price”).  In connection with the Stock Purchase Agreement, the Company and Pernix entered into a Lock-Up Agreement which, among other things, restricts the sale, assignment, transfer, encumbrance and other disposition of the Shares issued to Pernix.  Pursuant to the terms of the Lock-Up Agreement, Pernix agreed that for a period of twelve (12) months from the date of the Lock-Up Agreement, it would not make or cause any sale of the Shares (the “Lock-Up Period”).  After the completion of the Lock-Up Period, Pernix agreed not to sell or dispose of more than five percent (5%) of the Shares per quarter for the following twelve (12) month period.

In October and November 2011, the Company converted principle and accrued interest in the aggregate of $849,137 into shares of Common Stock of the Company totaling 20,000,000 and 1,681,958, respectively, as more fully described in NOTE I – NOTES PAYABLE.

In December 2011, a former director of VitaMed  exercised Company Options to purchase 92,057 shares of the Company’s Common Stock at an aggregate exercise price of $17,250.

Warrants

The valuation methodology used to determine the fair value of Common Stock purchase warrants is the Black-Scholes-Merton option-pricing model (“Black-Scholes Model”), an acceptable model in accordance with ASC 718-10.  The Black-Scholes Model requires the use of a number of assumptions including volatility of the stock price, the risk-free interest rate and the term of the Common Stock purchase warrant.

As of December 31, 2011, the Company had Company Warrants outstanding for an aggregate of 3,057,627 shares of the Company’s Common Stock (including the conversion of VitaMed Warrants as described above) with a weighted average contractual life of 8.0 years and exercise prices ranging from $0.24 to $1.50 per share resulting in a weighted average exercise price of $0.39 per share.

As of December 31, 2011, unamortized costs associated with Company Warrants totaled approximately $349,000.

During the year ended December 31, 2011, the Company issued the following:

Purpose	Number of Shares Under Company Warrants	Exercise Price	Exercise Term in Years	Fair Value
Loan guaranty	613,713	$0.24	10	$93,969
Loan consideration	613,718	$0.41	5	30,993
Product consulting	1,045,485	$0.38-$0.41	5-10	189,942
Services	784,711	$0.38-$1.50	5-10	159,363
	3,057,627			$474,267

On March 7, 2011, VitaMed entered into a Business Loan Agreement and Promissory Note for a $300,000 bank line of credit (the “Bank LOC”) for which the bank required a personal guarantee and cash collateral.  Personal guarantees and cash collateral limited to $100,000 each were provided by Robert Finizio and John Milligan, officers of VitaMed, and by Reich Family Limited Partnership, an entity controlled by Mitchell Krassan, also an officer of VitaMed.  The Bank LOC accrued interest at the rate of 3.020% per annum based on a year of 360 days and was due on March 1, 2012.  The bank and VitaMed negotiated a one-year extension to the Bank LOC which was executed on March 19, 2012 (the “Bank LOC Extension”).  The Bank LOC Extension accrues interest at the rate of 2.35% and is due on March 1, 2013.  In consideration for the personal guarantees and cash collateral, VitaMed issued VitaMed Warrants for an aggregate of 499,998 Units (or Company Warrants for an aggregate of 613,713 shares pursuant to the Conversion Ratio).  The ten-year Warrants vest at the rate of an aggregate of 76,714 shares per calendar quarter end and have an exercise price of $0.2444 per share.  In the event that the bank loan is repaid prior to being fully vested, the Company Warrants will be reissued only for the number of shares vested through the date of repayment.  At March 31, 2012, an aggregate of 306,867 shares will be vested thereunder.  The VitaMed Warrants were valued on the date of the grant using a term of 10 years; a volatility of 47.89%; risk free rate of 3.48%; and a dividend yield of 0%.  Of the $93,969 fair value, $38,159 was recorded as loan guaranty costs in other income and expense and $55,810 was recorded as prepaid expense on the accompanying consolidated financial statements.

In June 2011, VitaMed sold Promissory Notes (the “VitaMed Promissory Notes”) in the aggregate of $500,000 with accompanying VitaMed Warrants for an aggregate of  500,000 shares (or Company Warrants for an aggregate of 613,718 shares pursuant to the Conversion Ratio).  The VitaMed Warrants were valued on the date of the grant using a term of five (5) years; a range of volatility from 39.13% to 39.15%; risk free rate ranging from 1.38-1.65%; and a dividend yield of 0%.  The Company Warrants vested immediately.  Although the fair value was $30,993, using the appropriate accounting treatment, $28,719 was recorded as debt discount and fully amortized during 2011 with the amortized amount recorded as interest expense on the accompanying consolidated financial statements.

On July 21, 2011,VitaMed entered into a one-year consulting agreement with Lang Naturals, Inc. (“Lang”), wherein Lang would assist in the design, development and distribution efforts of VitaMed’s initial product offering.  As compensation, Lang received a VitaMed Warrant for 200,000 shares (or a Company Warrant for 245,485 shares pursuant to the Conversion Ratio).  The VitaMed Warrant was valued on the date of the grant using a term of five (5) years; a volatility of 39.44%; risk free rate of 1.56%; and a dividend yield of 0%.  The Company Warrant vested immediately.  Of the $12,548 fair value, $5,612 was recorded as non-cash compensation and $6,936 was recorded as prepaid expense on the accompanying consolidated financial statements.

On October 21, 2011, the Company granted a Company Warrant to Daniel A. Cartwright, the Company’s Chief Financial Officer, for 600,000 shares with a fair value of $133,045 for services performed.  The Company Warrant was valued on the date of the grant using a term of 10 years; volatility of 45.94%; risk free rate of 2.23%; and a dividend yield of 0%.  The Company Warrant vests over a 44-month period beginning on November 21, 2011 (or 13,636 shares for months 1-43 and 13,652 shares for month 44).  Of the $133,045 fair value, $7,158 was recorded as non-cash compensation on the accompanying consolidated financial statements.  The remaining $125,887 will be expense to non-cash compensation equitably over the remaining 42 months.

Also on October 21, 2011, the Company granted a Company Warrant for 184,211 shares with a fair value of $25,980 to an unrelated entity for consulting services covered under a two (2) month agreement.  The Company Warrant was valued on the date of the grant using a term of five (5) years; volatility of 41.04%; risk free rate of 1.08%; and a dividend yield of 0%.  The $25,980 fair value was recorded as financing expense on the accompanying consolidated financial statements.

On October 23, 2011, VitaMed entered into a two-year consulting agreement with Lang wherein a Lang representative will help evaluate improvements to existing products and new products as well as services including but not limited to research, design, compliance, scientific and regulatory affairs and commercialization of products.  As compensation, Lang received a Company Warrant for 800,000 shares.  The Company Warrant was valued on the date of the grant using a term of 10 years; a volatility of 45.94%; risk free rate of 2.23%; and a dividend yield of 0%.  The Company Warrant vested immediately.  Of the $177,394 fair value, $17,010 was recorded as non-cash compensation and $160,384 was recorded as prepaid expense on the accompanying consolidated financial statements.

On December 28, 2011, the Company granted a Company Warrant for 500 shares with a fair value of $338 to an unrelated individual for consulting services covered under a three (3) month agreement.  The Company Warrant was valued on the date of the grant using a term of 10 years; volatility of 51.83%; risk free rate of 0.91%; and a dividend yield of 0%.  The Company Warrant vested immediately.  Of the $338 fair value, $15 was recorded as non-cash compensation and $323 was recorded as prepaid expense on the accompanying consolidated financial statements.

The weighted average fair value per share of Company Warrants granted and the assumptions used in the Black-Scholes Model during the years ended December 31, 2011 are set forth in the table below.

2011
Weighted average fair value	$0.36
Risk-free interest rate	0.91-3.48%
Volatility	39.13-51.83%
Term (in years)	5-10
Dividend yield	0.00%

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term.  Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the term of the award.  The Company’s estimated volatility is an average of the historical volatility of the stock prices of its peer entities whose stock prices were publicly available.  The Company’s calculation of estimated volatility is based on historical stock prices over a period equal to the term of the awards.  The Company used the historical volatility of peer entities due to the lack of sufficient historical data of its stock price during 2001-2011.

The Company issued no Common Stock purchase warrants during the year ended December 31, 2010.  A summary of the Company’s Common Stock purchase warrant activity and related information for 2011 follows:

	Number of Shares Under Company Warrant	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at December 31, 2010	-0-
Granted	3,057,627	$0.36	8.7	$3,483,691
Exercised	-0-
Expired	-0-
Cancelled	-0-
Balance at December 31, 2011	3,057,627	$0.36	8.7	$3,483,691
Vested and Exercisable at December 31, 2011	2,254,758	$0.37	5.6	$2,361,339

Stock Options

In 2009, the Company  adopted the 2009 Long Term Incentive Compensation Plan (the “LTIP”) to provide financial incentives to employees, members of the Board, and advisers and consultants of the Company who are able to contribute towards the creation of or who have created stockholder value by providing them stock options and other stock and cash incentives (the “Awards”).  The Awards available under the LTIP consist of stock options, stock appreciation rights, restricted stock, restricted stock units, performance stock, performance units, EVA awards, and other stock or cash awards as described in the LTIP.  There are 25,000,000 shares authorized for issuance thereunder.  Prior to the Merger, no awards had been issued under the LTIP.

A summary of activity under the LTIP and related information follows:

	Number of Shares Under Company Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at December 31, 2010	-0-
Granted (1)	10,682,218	$0.16	7.6	$14,188,484
Exercised	(92,057)	$0.19
Expired	-0-
Cancelled	-0-
Balance at December 31, 2011	10,590,161	$0.16	7.6	$14,067,649
Vested and Exercisable at December 31, 2011	6,581,049	$0.13	7.5	$9,038,719
____________________
(1)
This includes:  (i) VitaMed Options granted between October 2008 and December 31, 2010 for an aggregate of 7,639,722 Units of which 16,000 were canceled prior to conversion (or Company Options for 9,357,561 shares per the Conversion Ratio), (ii) VitaMed Options granted between January 1, 2011 and October 3, 2011 for an aggregate of 621,000 Units (or Company Options for 762,235 shares per the Conversion Ratio) and (iii) Company Options granted between October 4, 2011 and December 31, 2011 for an aggregate of 562,422 shares.  The terms and conditions of the VitaMed Options were reflected in the replacement Company Options including the number of shares vested.

The weighted-average grant date fair value of Company Options granted during the years ended December 31, 2011 and 2010 was $0.19 and $0.09, respectively.

As of December 31, 2011, Company Options outstanding covered an aggregate of 10,590,161 shares with a weighted average contractual life of 7.6 years and exercise prices ranging from $0.10 to $1.22 per share resulting in a weighted average exercise price of $0.16 per share.

The valuation methodology used to determine the fair value of Company Options is the Black-Scholes-Merton option-pricing model (“Black-Scholes Model”), an acceptable model in accordance with ASC 718-10.  The Black-Scholes Model requires the use of a number of assumptions including volatility of the stock price, the risk-free interest rate, and the expected life.

The assumptions used in the Black-Scholes Model during the years ended December 31, 2011 and 2010 and are set forth in the table below.

	2011	2010
Risk-free interest rate	0.91-2.54%	1.27-3.12%
Volatility	37.92-40.48%	36.34-42.46%
Expected life (in years)	5.5-6.25	5-6.25
Dividend yield	0.00%	0.00%

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the expected life.  Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the term of the award.  The Company’s estimated volatility is an average of the historical volatility of the stock prices of its peer entities whose stock prices were publicly available.  The Company’s calculation of estimated volatility is based on historical stock prices over a period equal to the term of the awards.  The Company used the historical volatility of peer entities due to the lack of sufficient historical data of its stock price during 2001-2011.  The average expected life is based on the contractual term of the option using the simplified method.

Share-based compensation expense for Company Options recognized in our results for the years ended December 31, 2011 and 2010 ($180,087 and $177,601 respectively) is based on awards vested and we estimated no forfeitures.  ASC 718-10 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from the estimates.

At December 31, 2011 and 2010, total unrecognized estimated compensation expense related to non-vested Company Options granted prior to that date was approximately $244,000 and $206,000, respectively, which is expected to be recognized over a weighted-average period of 3.3 years.  No tax benefit was realized due to a continued pattern of operating losses.

INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
INCOME TAXES

NOTE 11 – INCOME TAXES

Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company does not expect to pay any significant federal or state income tax for 2012 as a result of the losses recorded during the nine months ended September 30, 2012, additional losses expected for the remainder of 2012 as well as from net operating loss carry forwards from prior years. Accounting standards require the consideration of a valuation allowance for deferred tax assets if it is “more likely than not” that some component or all of the benefits of deferred tax assets will not be realized. As of September 30, 2012, the Company maintains a full valuation allowance for all deferred tax assets. Based on these requirements, no provision or benefit for income taxes has been recorded. There were no recorded unrecognized tax benefits at the end of the reporting period.

NOTE E – INCOME TAXES

With the advent of the Merger, Company management determined that VitaMed would become the sole focus of the Company and previous business performed by Therapeutics was discontinued.  Because of these events, deferred income taxes are determined by calculating the loss from operations of the Company from October 4, 2011 to December 31, 2011.  Deferred income taxes are determined using the liability method for the temporary differences between the financial reporting basis and income tax basis of the Company’s assets and liabilities.  Deferred income taxes are measured based on the tax rates expected to be in effect when the temporary differences are included in the Company’s tax return.  Deferred tax assets and liabilities are recognized based on anticipated future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases.  As of December 31, 2011, there is no provision for income taxes, current or deferred.

At December 31, 2011, the Company had a net operating loss carry forward of approximately $2.1 million, available to offset future taxable income through 2031.  The Company established valuation allowances equal to the full amount of the deferred tax assets due to the uncertainty of the utilization of the operating losses in future periods.  The Company periodically assesses the likelihood that it will be able to recover its deferred tax assets.  The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income.

At December 31, 2011, the differences between the actual income tax benefit and the amount computed by applying the statutory federal tax rate (35%) to the loss before taxes are as follows:

Expected income tax benefit at statutory rate	$(4,519,678)
Non-deductible expenses:
Debt settlement	2,586,500
VitaMed pre-merger loss	1,164,629
Other non-deductible expenses	22,912
Change in valuation account	745,637
Income tax expense (benefit)	$-0-

RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Parties
RELATED PARTIES

OTE 12 – RELATED PARTIES

Purchases by Related Parties

During the nine months ended September 30, 2012 and 2011, the Company sold its products to Dr. Bernick in the amounts of $1,440 and $11,505, respectively, while $0 and $0 in receivables related thereto remained outstanding at September 30, 2012 and December 31, 2011, respectively.

Agreements with Pernix Therapeutics, LLC

On February 29, 2012, Cooper C. Collins, President and largest shareholder of Pernix Therapeutics, LLC ("Pernix”), was elected to serve on the Company’s Board of Directors.  The Company closed a Stock Purchase Agreement with Pernix on October 4, 2011.  From time to time, the Company has entered into agreements with Pernix in the normal course of business.  During the nine months ended September 30, 2012 and 2011, the Company made purchases of approximately $96,250 and $0, respectively, from Pernix.  At September 30, 2012 and December 31, 2011, there were no Pernix invoices outstanding.

Warrants assigned to Related Party

In June 2012, a 100,000 Warrant was assigned to the son of the Company’s Chairman of the Board of Directors by a non-affiliated third party (shareholder/lender).

NOTE K – RELATED PARTIES

Loan Guaranty

On March 7, 2011, VitaMed entered into a Business Loan Agreement and Promissory Note  for a $300,000 bank line of credit (the “Bank LOC”) for which the bank required a personal guarantee and cash collateral.  Personal guarantees and cash collateral limited to $100,000 each were provided by Robert Finizio and John Milligan, officers of VitaMed, and by Reich Family Limited Partnership, an entity controlled by Mitchell Krassan, also an officer of VitaMed.  The Bank LOC accrued interest at the rate of 3.020% per annum based on a year of 360 days and was due on March 1, 2012.  The bank and VitaMed negotiated a one-year extension to the Bank LOC which was executed on March 19, 2012 (the “Bank LOC Extension”).  The Bank LOC Extension accrues interest at the rate of 2.35% and is due on March 1, 2013.  In consideration for the personal guarantees and cash collateral, VitaMed issued VitaMed Warrants for an aggregate of 499,998 Units (or Company Warrants for an aggregate of 613,713 shares pursuant to the Conversion Ratio).  The ten-year Warrants vest at the rate of an aggregate of 76,714 shares per calendar quarter end and have an exercise price of $0.2444 per share.  In the event that the bank loan is repaid prior to being fully vested, the Company Warrants will be reissued only for the number of shares vested through the date of repayment.  At March 31, 2012, an aggregate of 306,867 shares will be vested thereunder.

Loans from Affiliates

The VitaMed Promissory Notes for an aggregate of $500,000 (see NOTE I -- NOTES PAYABLE) included an aggregate of $200,000 being issued to certain officers and directors of the Company.  John Milligan, President and Director, and Dr. Brian Bernick, Director, were issued VitaMed Promissory Notes for $50,000 each.  Reich Family LP, an entity controlled by Mitchell Krassan, Executive Vice President, and Fourth Generation Equity Partners, LLC (“Fourth Generation”), an entity controlled by Nick Segal, a director of VitaMed at the time of the issuance, were  issued VitaMed Promissory Notes for $50,000 each.  The VitaMed Promissory Notes bear interest at the rate of four percent (4%) per annum.  On October 6, 2011, (i) principal and interest of approximately $50,696 under the Note to Reich Family LP was repaid, (ii) principal and interest of approximately $50,696 under the Note to Fourth Generation was converted into 133,411 shares of the Company’s Common Stock at $0.38 per share, and (iii) the due date for the VitaMed Promissory Notes to Mr. Milligan and Dr. Bernick was extended to March 1, 2012.  As mentioned hereinafter in FOOTNOTE O – SUBSEQUENT EVENTS, the VitaMed Promissory Notes to Mr. Milligan and Dr. Bernick were further extended by mutual agreement to April 14, 2012.

The 4% Promissory Notes issued in the aggregate of $100,000 (see NOTE I -- NOTES PAYABLE) included one issued to Robert Finizio, Chief Executive Officer and Director, and one issued to John Milligan, President and Director, in the amount of $50,000 each.

Lock Up Agreements

As required by of the Merger Agreement, a Lock Up Agreement (“Agreement”) was entered into between the Company and security holders covering the aggregate of 70,000,000 shares of the Company’s Common Stock issued pursuant to the Merger or reserved for issuance pursuant to Company Options and Company Warrants.  Each security holder agreed that from the date of the Agreement until eighteen (18) months thereafter (the “Lock-Up Period”), they would not make or cause any sale of the Company’s securities.  After the completion of the Lock-Up Period, the security holder agreed not to sell or dispose of more than 2.5 percent (2.5%) of the aggregate Common Stock or shares reserved for issuance for Company Options and Company Warrants per quarter over the following twelve (12) month period (the “Dribble Out Period”).  Upon the completion of the Dribble Out Period, the Agreements shall terminate.

Sales to Related Parties

During 2011 and 2010, the Company sold its products to Dr. Brian Bernick, a director of the Company, in the amounts of $20,669 and $25,269, respectively.  At December 31, 2011 and 2010, $0 and $79, respectively, remained outstanding.

Agreements with Pernix Therapeutics, LLC

As previously mentioned the Company closed a Stock Purchase Agreement with Pernix on October 4, 2011.  From time to time, the Company has, and will continue to, enter into agreements with Pernix in the normal course of business, which agreements are, and will be negotiated in, arms-length transactions.  The President and largest shareholder of Pernix, Cooper C. Collins, was recently elected to serve on the Company’s Board of Directors.

BUSINESS CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business Concentrations
BUSINESS CONCENTRATIONS

NOTE 13 - BUSINESS CONCENTRATIONS

The Company purchases its products from several suppliers with approximately 65% and 97% of its purchases from one supplier for the nine months ended September 30, 2012 and 2011, respectively.

NOTE L - BUSINESS CONCENTRATIONS

The Company purchases its products from several suppliers with approximately 95% and 93% coming from one supplier for the years ended December 31, 2011 and 2010, respectively.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

The Company leases administrative and distribution facilities in Boca Raton, Florida pursuant to a 45 month non-cancelable operating lease expiring in 2013.  The lease stipulates, among other things, base monthly rents of $5,443 plus the Company’s share of monthly estimated operating expenses of $3,500 and sales tax.  The lease contains one renewal option for an additional two-year period.

The rental expense related to this lease totaled $84,114 and $77,570 for the nine months ended September 30, 2012 and 2011, respectively.  Future minimum rental payments through June 30, 2013 total $84,168.

NOTE M – COMMITMENTS AND CONTINGENCIES

The Company leases administrative and distribution facilities in Boca Raton, Florida pursuant to a forty-five month non-cancelable operating lease expiring in 2013.  The lease stipulates, among other things, base monthly rents of $5,443 plus the Company’s share of monthly estimated operating expenses of $3,500 and sales tax.  The lease contains one renewal option for an additional two-year period.

The rental expense related to this lease totaled $106,315 and $116,175 for the years ended December 31, 2011 and 2010.

As of December 31, 2011, future minimum rental payments are as follows:

Years Ending December 31,
2012	$111,725
2013	56,601
2014	-0-
2015	-0-
Thereafter	-0-
Total	$168,326

In December 2011, the Company paid approximately $245,000 to a non-affiliated third party for fees related to research and development of new products.  The Company believes that it could incur additional related fees up to $950,000 in 2012.

DEPOSITS HELD BY VENDORS	9 Months Ended
Sep. 30, 2012
Deposits Held By Vendors
DEPOSITS HELD BY VENDORS

NOTE 15 – DEPOSITS HELD BY VENDORS

During the nine months ended September 30, 2012 and in December 2011, the Company paid approximately $1,650,000 and $245,000, respectively, to a non-affiliated third party vendor and warrant holder for fees related to research and development of new products.  During the three and nine months ended September 30, 2012, approximately $950,000 and $1,825,000, respectively, was charged to expense leaving a balance of $0, which is recorded as deposits to vendors in the accompanying consolidated condensed financial statements.  The Company believes that it will incur additional related fees in 2012 in the approximate amount of at least $500,000.

During the nine months ended September 30, 2012 and in December 2011, the Company paid approximately $634,000 and $55,000, respectively, to a non-affiliated third party vendor and shareholder as down payments on inventory purchases.  These down payments were recorded as deposits with vendors in the accompanying consolidated condensed financial statements.  During the three and nine months ended September 30, 2012, approximately $259,000 and $420,000, respectively, was applied to inventory purchases leaving an unused balance of approximately $269,000.

During the nine months ended September 30, 2012, the Company paid approximately $63,000 to a non-affiliated third party vendor as down payments on inventory purchases.  This down payment was recorded as deposits with vendors in the accompanying consolidated condensed financial statements.  During the nine months ended September 30, 2012, $0 was applied to inventory purchases leaving an unused balance of approximately $63,000.

RESTATEMENT OF 2010 AUDITED FINANCIALS	12 Months Ended
Dec. 31, 2011
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF 2010 AUDITED FINANCIALS
NOTE N – RESTATEMENT OF 2010 AUDITED FINANCIALS

Subsequent to the filing of the Company’s Current Report on Form 8-K, Amendment 3 filed on December 9, 2011, the Company determined that an error was made in certain assumptions used in the Black-Scholes calculation to determine the fair value of options issued from inception through December 31, 2010.

For the year ended December 31, 2010, $363,750 was recorded as non-cash compensation on the audited financial statements of VitaMed.  The Company determined that the fair value should have been $177,601, an overstatement of $186,149.  The Company is restating sales, general and administration for the year ended December 31, 2010 to include the $186,149 reduction in non-cash compensation expense.

For the period from inception through December 31, 2010, $559,917 was recorded as non-cash compensation on the audited financial statements of VitaMed, of which $196,167 pertains to the period from May 13, 2008 (“Inception”) through December 31, 2009.  The Company determined that the fair value should have been $283,530, of which $105,929 pertains to the period from Inception through December 31, 2009, an overstatement of $276,387, of which $90,238 pertains to the period from Inception through December 31, 2009.  The Company is restating accumulated deficit for the year ended December 31, 2010 to include the $276,387 reduction for the year ended December 31, 2010 and the $90,238 reduction for the period from Inception through December 31, 2009.

The tables below summarize the impact of the restatements.

	As of
	December 31, 2010
	As Reported	As Restated

Additional paid in capital	$537,561	$261,174
Accumulated deficit	$(4,356,100)	$(4,079,713)

	For the Year Ended December 31, 2010
	As Reported	As Restated

Sales, general and administration	$3,650,959	$3,464,810
Total operating expense	$3,739,144	$3,552,994
Operating loss	$(3,053,613)	$(2,867,464)
Net loss	$(3,053,613)	$(2,867,464)

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 16 – SUBSEQUENT EVENTS

Private Placement

On September 26, 2012, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with multiple investors (collectively, the “Investors”) relating to the issuance and sale of the Company’s Common Stock in a private placement.  The Purchase Agreement was closed on October 2, 2012 (the “Closing Date”) through which the Company sold an aggregate of 3,953,489 shares of its Common Stock (the “Shares”) at $2.15 per share for an aggregate purchase price of $8,500,001. The Company plans to use the net proceeds from the sale of the Shares for research and development of the Company’s drug candidates, working capital and general corporate purposes.

In connection with the private placement, Jefferies & Company, Inc. ("Jefferies”) served as the Company’s exclusive placement agent.  Jefferies’ compensation for the transaction is a cash fee of $552,500.  The Company also paid legal fees and expenses for the Investors in the aggregate of $27,000, resulting in net proceeds to the Company of $7,920,501.

The Shares were issued in reliance upon the exemptions from registration under the Securities Act of 1933, as amended, provided by Section 4(2) and Rule 506 of Regulation D promulgated thereunder. The Shares were issued directly by the Company and did not involve a public offering or general solicitation. The Investors in the private placement are “Accredited Investors” as that term is defined in Rule 501 of Regulation D and are acquiring the Shares for investment only and not with a present view toward, or for resale in connection with, the public sale or distribution thereof.

As part of the Purchase Agreement, the Company agreed to file a registration statement (the “Registration Statement”) covering the resale of the Shares no later than 45 days from the Closing Date.   The Company shall use its best efforts to effect the registration (including a declaration of effectiveness of the Registration Statement by the SEC) no later than 90 days from the Closing Date (120 days if reviewed by SEC) (the “Effectiveness Date”). If the Registration Statement does not become effective on or before the Effectiveness Date, the Company has agreed, among other things, to pay to the Investors 1.5% of each Investor’s aggregate purchase price of the Shares for each 30-day period that the Registration Statement is not effective, up to a maximum of 10% of such aggregate purchase price.

New Products

On November 6, 2012, the Company plans the release of the following new products in its BocaGreen generic prescription line:

BocaGreenMD™ Prena1 Plus is a comprehensive single-dose dietary supplement containing one prenatal tablet with 16 vitamins and minerals, plus one softgel with 300 mg of plant-based life’s DHA.

BocaGreenMD™ Prena1 is a convenient single-dose softgel with 14 vitamins, minerals and 200 mg of plant-based life’s DHA.

BocaGreenMD™ Prena1 Chew is a single daily easy to chew, vanilla-flavored, chewable tablet ideal for women planning a pregnancy and those with difficulty swallowing tablets or capsules, or where nausea or morning sickness make taking tablets or capsules difficult.

Employment Agreements

On November 8, 2012, the Company’s Compensation Committee recommended that the Board of Directors approve employment agreements with the Company’s executive officers, namely: Chief Executive Officer (Robert G. Finizio), President (John C.K. Milligan, IV) and Chief Financial Officer (Daniel A. Cartwright) (each an “Executive; together the “Executives”).  The Company’s Board of Directors approved the Employment Agreements with an effective date of November 8, 2012.  With the exception of compensation, the three-year employment agreements are substantially the same with the Executives receiving employee benefits, vacation and other perquisites as may be determined from time to time and an automatic renewal option for one additional year. Conditions of termination for all employment agreements call for (i) termination immediately upon death, (ii) termination upon a disability in which the Executive is unable to perform his duties for more than 180 total calendar days during any 12-month period, (iii) voluntary termination by the Executive upon a 14 calendar day prior notice, (iv) involuntary termination by the Company without cause with 60-day notice or 90-day notice when termination is due to the non-extension of the employment term by the Company, (v) termination for cause and (vi) termination for good reason wherein the Executive shall have 90 days from the date of notice to terminate his employment.  In addition, if the Company is subject to a change in control, the Executive shall be entitled to receive severance benefits as outlined therein.  The employment agreements contain standard provisions for confidentiality and noncompetition.

Compensation for services rendered by Robert G. Finizio as Chief Executive Officer calls for:  (i) a time-based ten-year stock option (the “Time-Based Option”) granted and issued on November 30, 2012 ("Date of Grant”) to purchase 900,000 shares of the Company’s Common Stock with the exercise price equal to the closing price of the Company’s Common Stock on the Date of Grant with the underlying shares vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a performance-based ten-year stock option (the “Performance-Based Option”) in an amount to be determined, (iii) a base salary of not less than $355,100 per year and (iv) an annual short-term incentive compensation bonus of up to 35% of the base salary, at the discretion of the Company’s Board of Directors.

Compensation for services rendered by John C.K. Milligan, IV as President calls for:  (i) a Time-Based Option granted and issued on the Date of Grant to purchase 800,000 shares of the Company’s Common Stock with the exercise price equal to the closing price of the Company’s Common Stock on the Date of Grant with the underlying shares vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a Performance-Based Option in an amount to be determined, (iii) a base salary of not less than $288,100 per year and (iv) an annual short-term incentive compensation bonus of up to 30% of the base salary, at the discretion of the Board of Directors.

Compensation for services rendered by Daniel A. Cartwright as Chief Financial Officer calls for:  (i) a Time-Based Option granted and issued on the Date of Grant to purchase 700,000 shares of the Company’s Common Stock with the exercise price equal to the closing price of the Company’s Common Stock on the Date of Grant with the underlying shares vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a Performance-Based Option in an amount to be determined, (iii) a base salary of not less than $257,100 per year and (iv) an annual short-term incentive compensation bonus of up to 30% of the base salary, at the discretion of the Company’s Board of Directors.

NOTE O – SUBSEQUENT EVENTS

Formation of New Subsidiary

On January 10, 2012, the Company formed a new wholly owned subsidiary, BocagreenMD, Inc., a Nevada corporation, for the purpose of selling certain of its products to select markets.

Issuance of Promissory Notes

Between January 2012 and February 10, 2012, the Company issued Promissory Notes for an aggregate of $700,000 (the “Notes”).  The Notes bore interest at a rate of six (6%) per annum and were due on March 1, 2012.  The Notes were repaid on February 24, 2012 through the issuance of Secured Promissory Notes as outlined below.

Issuance of Secured Promissory Notes

On February 24, 2012, TherapeuticsMD, Inc. (the “Company”) sold and issued Secured Promissory Notes (the “Notes”) to Steven G. Johnson (“Johnson”) and Plato & Associates, LLC (“Plato”) in the principal base amount of $1,358,014 and $1,357,110 respectively (the “Principal Base Amount(s)”) pursuant to the terms of that certain Note Purchase Agreement (the “Note Purchase Agreement”) of even date therewith.  As consideration for the Notes, Johnson and Plato surrendered certain promissory notes  previously issued by the Company in the aggregate amount of $858,014 and $857,110 respectively (which sums include principle and interest through February 24, 2011) (collectively known as the “Prior Notes”).  As a result of the foregoing the Company received an aggregate of $1,000,000 of new funding from Johnson and Plato.  On March 23, 2012, each of Johnson and Plato loaned the Company an additional $500,000 under the Notes for an aggregate of $1,000,000.

The Principal Base Amount of each Note, plus any and all additional advances made to the Company thereafter (the “Aggregated Principal Amount”), together with accrued interest at the annual rate of six percent (6%), is due in one lump sum payment twenty-four (24) months from the date of issuance of the Notes (the “Maturity Date”).  As security for the Company’s obligations under the Note Purchase Agreement and the Notes, the Company entered into a Security Agreement of even date therewith and pledged all of its assets, tangible and intangible, as further described therein.

As an inducement for the Purchasers to lend additional funds to the Company as outlined therein on Schedule I to the Note Purchase Agreement, and for the Purchaser’s leniency to, in essence, extend the maturity date of the Prior Notes for an additional twenty-four month period, the Purchasers, and/or assigns, received Company Warrant(s) to purchase an aggregate of 9,000,000 Shares.  The Company Warrant(s) shall terminate on the date that is five (5) years from the date of the issuance of the Notes and shall have an exercise price of $0.38 per share.  The Company is currently evaluating and quantifying the affect of the issuance of the Company Warrants on its financial statements.

Extension and/or Payment of Promissory Notes

As previously mentioned herein, on June 1, 2011, VitaMed Promissory Notes in the aggregate of $500,000.  The due date for three of the VitaMed Promissory Notes in the aggregate of $150,000 had previously been extended to March 1, 2012.  Two of the VitaMed Promissory Notes were further extended to April 14, 2012 and the other was further extended to June 1, 2012.

In November and December, 2011, the Company sold six-percent Promissory Notes for an aggregate of $800,000 with due dates of March 1, 2012.  As mentioned hereinabove, these Notes were paid in full on February 24, 2011 through the issuance of Secured Promissory Notes to Johnson and Plato.

In December 2011, the Company sold four-percent Promissory Notes for an aggregate of $100,000 with due dates of March 1, 2012.  These Notes were further extended by mutual agreement to April 14, 2012.

As previously mentioned herein, the Bank LOC in the principle amount of $300,000 was extended until March 1, 2013.

Approval of 2012 Stock Incentive Plan

On February 23, 2012, the Company’s Board of Directors adopted the 2012 Stock Incentive Plan, a non-qualified plan not requiring approval by the Company’s shareholders (“2012 SOP”).  There are 10,000,000 shares authorized for issuance thereunder.  No shares have been issued under the 2012 SOP.

Election of Additional Directors

On February 29, 2012, the Company’s Board of Directors elected four additional individuals to serve as members of its Board of Directors, including: Samuel A. Greco, Cooper Collins, Robert V. LaPenta, Jr. and Nicholas Segal.

Issuance of Company Options

On February 27, 2012, the Company issued Company Options to Robert G. Finizio and John Milligan, officers and directors of the Company.  The ten-year Company Options are for 300,000 shares each and have an exercise price of $2.20 per share.  The Company Options vest in full on February 27, 2013.

Approval of Committee Charters and Committee Appointments

On February 29, 2012, the Company’s Board of Directors (i) approved charters for each of the Audit Committee, Compensation Committee and Corporate Governance Committee, (ii) appointed members to each committee and (iii) named a Chair of each committee.

Members of the Audit Committee include Robert V. LaPenta, Jr., Samuel A. Greco and Nicholas Segal.  Mr. LaPenta, Jr. will serve as Chair.

Members of the Compensation Committee include Cooper Collins, Robert G. Finizio and Nicholas Segal.  Mr. Collins will serve as Chair.

Members of the Corporate Governance Committee include John C.K. Milligan, IV, Brian Bernick and Robert LaPenta, Jr.  Mr. Milligan will serve as Chair.

Release of First Prescription Product

On March 1, 2012, the Company launched its first prescription prenatal vitamin, vitaMedMD™ Plus Rx, a single-dose product containing one prenatal vitamin tablet and one life’s DHA™ capsule.

Cancelation of Options

Between January 1, 2012 and March 24, 2011, Company Options for an aggregate of 5,000 shares were canceled due to expiration of the Company Option or termination of the employee.

THE COMPANY (Policies)	9 Months Ended
Sep. 30, 2012
Company Policies
Going Concern
Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the nine months ended September 30, 2012, the Company incurred a loss from operations of approximately $10,780,000 had negative cash flows from operations of approximately $8,399,000 and had an accumulated deficit of approximately $46,386,000. These matters raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans include raising additional proceeds from debt and equity transactions and to continue to increase its sales and marketing activities, however, there are no assurances that management will be successful in their efforts. The financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should the Company be unable to continue in operation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies Policies
Principles of Consolidation
Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, vitaMed and BocaGreen. BocaGreen expects to begin operation during the fourth quarter 2012. All material intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition
Revenue Recognition

The Company recognizes revenue on arrangements in accordance with ASC 605, “Revenue Recognition”. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.

Over The Counter Products

The Company generates OTC revenue by sales of products primarily to retail consumers. The Company’s policy is to recognize revenue from product sales upon shipment, when the rights of ownership and risk of loss have passed to the consumer. Outbound shipping and handling fees are included in sales and are billed upon shipment. Shipping expenses are included in cost of sales. The majority of the Company’s sales are paid with credit cards and the Company usually receives the cash settlement in two to three banking days. Credit card sales minimize accounts receivable balances relative to sales. We provide an unconditional thirty-day money-back return policy whereby we accept product returns from our retail and eCommerce customers. The Company’s revenue from OTC sales is recognized net of returns, sales discounts, and eCommerce fees.

For the nine months ended September 30, 2012 and 2011, the Company recorded an allowance for returns of $34,713 and $0, respectively. The Company estimates the allowance for returns based on historical return activity, which is reviewed, and adjusted if necessary, on a quarterly basis.

Prescription Products

The Company’s name brand and generic prescription products are sold primarily through drug wholesalers and retail pharmacies. The Company’s revenue from prescription product sales is recognized net of sales discounts and end-user rebates.

The Company accepts returns of unsalable product from customers within a return period of six months prior to and following product expiration. The Company’s prescription products currently have a shelf-life of 24 months from date of manufacture. Given the limited history of prescriptions products, the Company currently cannot reliably estimate expected returns of the prescription products at the time of shipment. Accordingly, the Company defers recognition of revenue on prescription products until the right of return no longer exists, which occurs at the earlier of the time the prescription products are dispensed through patient prescriptions or expiration of the right of return. As a result of this policy, the Company has a deferred revenue balance of approximately $702,000 at September 30, 2012.

The Company maintains various rebate programs in an effort to maintain a competitive position in the marketplace and to promote sales and customer loyalty. The rebate program is designed to enable the end-user to return a coupon to the Company. If the coupon qualifies, the Company sends a rebate check to the end-user. The Company estimates the allowance for rebates based on industry averages, which is reviewed, and adjusted if necessary, on a quarterly basis. For the nine months ended September 30, 2012 and 2011, the Company recorded rebate expense of $19,915 and $0, respectively.

Inventories
Inventories

Inventories represent packaged nutritional products and supplements which are valued at the lower of cost or market using the average cost method. The costs of manufacturing the prescription products associated with the deferred revenue (as discussed in Revenue Recognition) are record as deferred costs, which are included in inventory, until such time as the related deferred revenue is recognized.

Use of Estimates
Use of Estimates

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of these financial statements requires us to make significant estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosure of contingent assets and liabilities. We evaluate our estimates, including those related to contingencies, on an ongoing basis. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

INVENTORY (Tables)	9 Months Ended
Sep. 30, 2012
Inventory Tables
Schedule of Inventory	Inventory consists of the following:
	September 30, 2012	December 31, 2011
Finished product	$890,196	$588,073
Deferred costs	64,933	-0-
TOTAL INVENTORY	$955,129	$588,073

OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Other Current Assets Tables
Schedule of Other Current Assets

Other current assets consist of the following:

	September 30, 2012	December 31, 2011
Prepaid consulting	$449,225	$95,962
Deposits with vendors (Note 15)	331,702	300,503
Prepaid insurance	40,941	52,611
Prepaid guaranty costs	20,575	46,984
Deferred offering costs	8,398	-0-
Other prepaid costs	998	-0-
TOTAL OTHER CURRENT ASSETS	$851,839	$496,060

FIXED ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Fixed Assets Tables
Schedule of Property, Plant and Equipment

Fixed assets consist of the following:

	September 30, 2012	December 31, 2011
Website	$94,244	$91,743
Equipment	67,669	33,651
Furniture and fixtures	58,605	26,219
	220,518	151,613
Accumulated depreciation	(125,452)	(81,500)
TOTAL FIXED ASSETS	$95,066	$70,113

OTHER ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Other Assets Tables
Schedule of Other Assets	Prepaid expenses consist of the following:
	September 30, 2012	December 31, 2011
Prepaid consulting	$1,048,952	$71,689
Prepaid guaranty costs	-0-	8,826
TOTAL OTHER ASSETS	$1,048,952	$80,515

OTHER CURRENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2012
Other Current Liabilities Tables
Schedule of Other Current Liabilities

Other current liabilities consist of the following:

	September 30, 2012	December 31, 2011
Accrued payroll and commission	$197,483	$295,915
Accrued vacation	96,124	68,438
Other accrued expenses	93,412	60,035
Dividends payable(1)	41,359	41,359
TOTAL OTHER CURRENT LIABILITIES	$428,378	$465,747

______________
(1) In June 2008, the Company declared and paid a special dividend of $0.40 per share of common stock to all shareholders of record as of June 10, 2008. This amount reflects moneys remaining unclaimed by certain shareholders.

STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders Equity Tables
Schedule of Stock Warrant Activity

A summary of the Company’s Common Stock purchase warrant activity and related information for 2012 follows:

	Number of Shares Under Company Warrant	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at December 31, 2011	3,057,627	$0.36	7.9		$3,483,691
Granted	17,332,500	$1.26	4.5		$37,957,525
Exercised	(8,145,486)	$0.38
Expired	-0-
Cancelled	-0-
Balance at September 30, 2012	12,244,641	$1.62	5.1		$22,403,657
Vested and Exercisable at September 30, 2012	11,717,927	$1.68	4.9	$

Schedule of Assumptions FV Options

The assumptions used in the Black-Scholes Model during the nine months ended September 30, 2012 are set forth in the table below.

Risk-free interest rate	0.65-2.23%
Volatility	40.77-44.83%
Expected life (in years)	5.00-6.75
Dividend yield	0.00%

Schedule of Share-based Compensation Activity

A summary of activity under the LTIP and related information follows:

	Number of Shares Under Company Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at December 31, 2011	10,590,161	$0.16	7.6	$14,067,649
Granted	2,296,750	$2.56	9.6	$2,039,838
Exercised	(1,931,788)	$0.13
Expired	-0-
Cancelled	(26,428)	$0.24
Balance at September 30, 2012	10,928,695	$0.68	7.3	$30,261,370
Vested and Exercisable at September 30, 2012	7,528,886	$0.22	6.7	$24,349,605

THE COMPANY (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Company Details Narrative
Operating loss	$ (3,910,588)	$ (1,444,230)	$ (10,753,191)	$ (3,266,485)	$ (5,427,218)	$ (2,867,464)
Net cash flows used in operating activities			(8,398,965)	(3,081,989)	(4,966,596)	(2,843,788)
Accumulated deficit	$ (46,385,978)		$ (46,385,978)		$ (16,993,078)	$ (4,079,713)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies Details Narrative
Allowance for Returns	$ 34,713	$ 0
Deferred Revenue	701,929
Rebate Expense	$ 19,915	$ 0

INVENTORY (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Details
Finished Product	$ 890,196	$ 588,073
Deferred Costs	64,933	0
Inventory	$ 955,129	$ 588,073	$ 618,069

OTHER CURRENT ASSETS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Current Assets Details
Prepaid consulting	$ 449,225	$ 95,962
Deposits with Vendors (Note 15)	331,702	300,503
Prepaid Insurance	40,941	52,611
Prepaid guaranty costs	20,575	46,984
Deferred offering costs	8,398	0
Other prepaid costs	998	0
Other current assets	$ 851,839	$ 496,060	$ 6,292

FIXED ASSETS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed Assets Details
Website	$ 94,244	$ 91,743
Equipment	67,669	33,651
Furniture and fixtures	58,605	26,219
Total Fixed Assets, Gross	220,518	151,613
Accumulated depreciation	(125,452)	(81,500)	26,655
Property and equipment, net of accumulated depreciation of $43,952 and $41,133, respectively	$ 95,066	$ 70,113	$ 96,192

FIXED ASSETS (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fixed Assets Details Narrative
Depreciation Expense	$ 43,952	$ 41,133

OTHER ASSETS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Other Assets Details
Prepaid Consulting	$ 1,048,952	$ 71,689
Prepaid GuarantyCosts	0	8,826
Total Other Current Assets	$ 1,048,952	$ 80,515

OTHER CURRENT LIABILITIES (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Current Liabilities Details
Accrued payroll and commission	$ 197,483	$ 295,915
Accrued vacation	96,124	68,438
Other accrued expenses	93,412	60,035
Dividends payable(1)	41,359	41,359
Other current liabilities	$ 428,378	$ 465,747	$ 115,206

OTHER CURRENT LIABILITIES (Details Narrative) (USD $)	Sep. 30, 2012
Other Current Liabilities Details Narrative
Dividends Payable, amount per share	$ 0.4

NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Promissory notes sold in January and February 2012	$ 900,000		$ 900,000
Promissory notes sold in August and September 2012	1,600,000		1,600,000
Promissory notes sold in September 2012	200,000		200,000
Promissory notes, principal	3,102,000		3,102,000
Loss on extinguishment of debt	(197,383)		(10,505,247)
Warrants exercised in exchange for debt and accrued interest			3,102,000
Warrants exercised in exchange for debt and accrued interest, number warrants			8,145,486
Amortization of debt discount	50,099	14,360	1,159,375	17,950
Notes payable, net of debt discount of $1,597,644 and $0, respectively	3,341,686		3,341,686
Debt discount on notes payable	1,350,162		1,350,162		0
Beneficial Conversion Feature			(6,716,504)
First United line of credit, maximum	300,000		300,000
First United line of credit, Personal Guarantees	100,000		100,000
First United line of credit, Personal Guarantees Warrants Issued			613,713
First United line of credit, Interest Rate	3.02%		3.02%
First United line of credit, extension Interest Rate			2.35%
First United line of credit, Outstanding Principal	299,220		299,220
Notes Term			6
Notes Paydown July 2011			200,000
Notes extension			300,000
Notes Paydown October 2011			50,000
Interest Accrued - VitaMed Promissory Notes paid in full			2,160
Promissory notes extended through October 15, 2012 - Milligan			50,000
Promissory notes extended through October 15, 2012 - BF Investments			50,000
Promissory Notes Issued December 2011			100,000
Promissory Notes Issued December 2011, value of each note			50,000
Promissory Notes Issued December 2011 outstanding balance	50,000		50,000
Interest Accrued and paid in full - Promissory Notes Issued December 2011			888
Notes payable, related parties	150,000		150,000		200,000
February 24 Debt Issuance
New Funding			1,000,000
Notes surrendered			1,700,000
Accrued Interest forfeited			15,124
Warrants Issued - Note Modification			5,685,300
Warrants Issued - new Funding			3,314,700
Fair Value of Prior Notes Extinguished			1,517,741
Debt Discount from February 24, 2012 note			197,384
Loss on extinguishment of debt			10,307,864
FV Warrants - treated as Debt Discount			859,647
Interest Expense			859,647
Additional Funding - March-May2012			2,000,000
Warrants exercised in exchange for debt and accrued interest			3,102,000
Warrants exercised in exchange for debt and accrued interest, number warrants			8,145,486
June 19 Debt Issuance
New Funding			2,000,000
Notes surrendered			2,691,847
Warrants Issued - new Funding			7,000,000
FV Warrants - treated as Debt Discount			1,649,890
Interest Rate of June 19, 2012 notes			6.00%
Amortization of debt discount	247,482		299,728
Debt discount on notes payable	1,350,162		1,350,162
February 24 and June 19 combined Debt Issuance
Amortization of debt discount	67,095		98,698
VitaMed Promissory Note
Promissory notes, principal	500,000		500,000
Warrants Issued	613,718		613,718
Interest Expense			33,204
VitaMed Senior Secured Promissory Notes Interest Rate	6.00%		6.00%
VitaMed Senior Secured Promissory Notes Issued, balance of note converted	1,054,647		1,054,647
Notes converted to shares, number of shares	2,775,415		2,775,415
Conversion Price Per share	$ 0.38		$ 0.38
Notes conversion, value	100,000		100,000
Notes conversion Common Stock	266,822		266,822
Notes conversion Common Stock price	$ 0.38		$ 0.38
First United Line of Credit
Interest Expense	1,817		6,526
December 2011 Debt Issuance
Interest Expense	1,497		6,344
Promissory Note Individual | February 24 Debt Issuance
Interest rate on promissory notes	6.00%		6.00%
Promissory notes, principal	1,358,014		1,358,014
Warrants Issued			4,500,000
Notes surrendered			1,347,128
Promissory Note Individual | June 19 Debt Issuance
Interest rate on promissory notes	6.00%		6.00%
Promissory notes, principal	2,347,128		2,347,128
Promissory Note Entity | February 24 Debt Issuance
Interest rate on promissory notes	6.00%		6.00%
Promissory notes, principal	1,357,110		1,357,110
Warrants Issued			4,500,000
Notes surrendered			1,344,719
Promissory Note Entity | June 19 Debt Issuance
Interest rate on promissory notes	6.00%		6.00%
Promissory notes, principal	$ 2,344,719		$ 2,344,719

STOCKHOLDERS' EQUITY (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Number of Shares Under Company Warrant
Balance Beginning	3,057,627
Granted	17,332,500
Exercised	(8,145,486)
Expired	0
Cancelled	0
Balance ending	12,244,641
Vested and exercisable	11,717,927
Warrant1Member
Balance Beginning	0.36
Granted	1.26
Exercised	0.38
Balance ending	1.62
Vested and exercisable	1.68
Warrant2Member
Balance Beginning	7.9
Granted	4.5
Balance ending	5.1
Vested and exercisable	4.9
Aggregate Intrinstic Value
Balance Beginning	3,483,691
Granted	37,957,525
Balance ending	22,403,657
Vested and exercisable	20,777,898

STOCKHOLDERS' EQUITY (Details 1)	9 Months Ended
Sep. 30, 2012
Stockholders Equity Details 1
Risk-free interest rate, minimum	0.65%
Risk-free interest rate, maximum	2.23%
Volatility, minimum	40.77%
Volatility, maximum	44.83%
Expected life (in years)	5-6.75 years
Dividend yield	0.00%

STOCKHOLDERS' EQUITY (Details 2) (USD $)	9 Months Ended
Sep. 30, 2012
Number of Shares Under Company Option
Balance Beginning	10,590,161
Granted	2,296,750
Exercised	1,931,788
Expired	0
Cancelled	(26,428)
Balance ending	10,928,695
Vested and exercisable	7,528,886
Weighted Average Exercise Price
Balance Beginning	0.16
Granted	2.56
Exercised	0.13
Cancelled	0.24
Balance ending	0.68
Vested and exercisable	0.22
Weighted Average Remaining Contractual Life in Years
Balance Beginning	7 years 7 months 6 days
Granted	9 years 7 months 6 days
Balance ending	7 years 3 months 18 days
Vested and exercisable	6 years 8 months 12 days
Aggregated Intrinstic Value
Balance Beginning	14,067,649
Granted	2,039,838
Balance ending	30,261,370
Vested and exercisable	24,349,605

STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 11, 2012	Jul. 05, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized			250,000,000		250,000,000		250,000,000	250,000,000
Common stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock Issued And Outstanding			99,784,982		99,784,982		82,978,804	55,487,321
Fair Value Modification Warrants Issued February 2012					$ 10,505,247
Debt discount on notes payable			1,350,162		1,350,162		0
Amortization of debt discount			50,099	14,360	1,159,375	17,950
Unamortized costs associated with Warrants			1,498,000		1,498,000
Shares authorized under LTIP plan			25,000,000		25,000,000
Shares authorized under SOP plan			10,000,000		10,000,000
Options exercised	30,685				1,630,022
Aggregate Purchase Price	14,260				166,000
Options to Employees					480,000
Options to employees exercise price	$ 0.407355	$ 0.18738			$ 2.4
Employee options vesting over four years			405,000		405,000
Employee options vesting over two years			60,000		60,000
Employee options vesting over twelve months			15,000		15,000
Noncash options exercised		21,338			245,485
Noncash options exercised aggregate purchase price					60,000
Noncash options exercised shares forfeited in lieu of cash		1,428			25,000
Noncash options exercised net options received		19,910			220,485
Weighted Average Issue Date Fair Value of Options Issued					$ 1.09
Share based compensation expense					1,004,472	166,233
Total Unrecognized Estimated Compensation Expense			1,730,000		1,730,000
Weighted Average Remaining Term			1.7		1.7
Warrants Issued in March 2012
Warrants issued for consulting services					31,000
Warrants issued for consulting services, Term					5
Warrants issued for consulting services, Volatility					44.81%
Warrants issued for consulting services, Risk Free Rate					1.04%
Warrants issued for consulting services, Dividend Yield					0.00%
Warrants issued for consulting services, Consulting Expense recognized					29,736
Warrants Issued in May 2012
Warrants issued for consulting services					1,300,000
Warrants issued for consulting services, Term					5
Warrants issued for consulting services, Volatility					44.71%
Warrants issued for consulting services, Risk Free Rate					0.74%
Warrants issued for consulting services, Dividend Yield					0.00%
FV of Warrants issued for consulting services					1,532,228
Warrants issued for consulting services, Prepaid Consulting Expense Short Term					306,446
Warrants issued for consulting services, Prepaid Consulting Expense Long Term					1,043,787
Warrants issued for consulting services, Consulting Expense recognized			90,132		127,913
Warrants Issued in June 2012
Warrants issued for consulting services					1,500
Warrants issued for consulting services, Term					5
Warrants issued for consulting services, Volatility					44.78%
Warrants issued for consulting services, Risk Free Rate					0.72%
Warrants issued for consulting services, Dividend Yield					0.00%
Warrants issued for consulting services, Consulting Expense recognized					1,656
February Directors Options Issuance
Options to purchase shares issued to Directors					600,000
Options exercise price for share			$ 2.2		$ 2.2
April Directors Options Issuance
Options to purchase shares issued to Directors					350,000
Options to purchase shares issued to Directors, per director					50,000
Additional Options to purchase shares issued to Directors					75,000
Additional Options to purchase shares issued to Directors, per director					25,000
Options exercise price for share			$ 2.55		$ 2.55
Options to purchase common stock issued to Dr. Bernick					150,000
June Directors Options Issuance
Options to purchase shares issued to Directors					250,000
Options exercise price for share			$ 2.8		$ 2.8
Options vesting over a four-year period			5,500		5,500
Options vesting over a two-year period			70,000		70,000
Options vesting over a one-year period			150,000		150,000
Options vesting monthly			75,000		75,000
Options vesting immediately			50,000		50,000
September Options Issuance
Options to Employees					3,914,750
Options to employees exercise price					$ 3.4
Employee options vesting over four years			7,500		7,500
Employee options vesting over two years			115,000		115,000
Employee options vesting over twelve months			2,500		2,500
Lower Range
Warrants exercise price			$ 0.24		$ 0.24
Option Exercise Price			$ 0.1		$ 0.1
Upper Range
Warrants exercise price			$ 3		$ 3
Option Exercise Price			$ 3.4		$ 3.4
February 24 Debt Issuance
Warrants Issued - Note Modification					5,685,300
Warrants Issued - new Funding					3,314,700
Exercise Price per share of warrants issued					$ 0.38
Fair Value Modification Warrants Issued February 2012					10,505,247
FV Warrants Issued - new Funding					6,124,873
FV Warrants - Assumptions in Black-Scholes Model					Term of 5 years; volatility of 44.5%; risk free rate of 0.89%; and a dividend yield of 0%
FV Warrants - treated as Debt Discount					859,647
Interest Expense					859,647
June 19 Debt Issuance
Warrants Issued - new Funding					7,000,000
Warrants Issued - new funding tranche 1					6,000,000
Warrants Issued - new funding tranche 1 exercise price					$ 2
Warrants Issued - new funding tranche 2					1,000,000
Warrants Issued - new funding tranche 2 exercise price					3
FV Warrants Issued - new Funding					9,424,982
FV Warrants - Assumptions in Black-Scholes Model					Term of 5 years; volatility of 44.64%; risk free rate of 0.75%; and a dividend yield of 0%
FV Warrants - treated as Debt Discount					1,649,890
Debt discount on notes payable			1,350,162		1,350,162
Amortization of debt discount			$ 247,482		$ 299,728

RELATED PARTIES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Related Parties Details Narrative
Related Party Sales	$ 1,440	$ 11,505
Related Party Receivable	0		0
Related Party Purchases	96,250	0
Related Party Payables	$ 96,250		$ 0
Warrants Assigned	100,000

BUSINESS CONCENTRATIONS (Details Narrative)	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Business Concentrations Details Narrative
Purchase Concentration	65.00%	97.00%

COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Commitments And Contingencies Details Narrative
Non-cancelable operating lease term	45
Monthly Base rent of leases	$ 5,443	$ 5,443
Share of monthly operating expenses	3,500	3,500
Rental Expense	84,114	77,570
Future minimum lease payments	$ 84,168

DEPOSITS HELD BY VENDORS (Details Narrative) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Deposits Held By Vendors Details Narrative
Payments for Research and Development of New Products		$ 1,650,000	$ 245,000
Deposits charged to expense	950,000	1,825,000
Remaining balance of deposits	0	0
Estimated additional charge to be incurred in 2012	500,000	500,000
Downpayments for Inventory Purchases		634,000	55,000
Deposits applied to inventory purchases	259,000	420,000
Remaining balance of deposits	269,000	269,000
Downpayments for Inventory Purchase 2		63,000
Outstanding Accounts Payable to Vendor	$ 63,000	$ 63,000

SUBSEQUENT EVENTS (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2012
Private Placement
Subsequent event date	Oct 2, 2012
Subsequent event description	On September 26, 2012, the Company entered into a Securities Purchase Agreement with multiple investors relating to the issuance and sale of the Company's Common Stock in a private placement. The Purchase Agreement was closed on October 2, 2012.
Common stock issued in private placement	3,953,489
Price per share of common stock issued in private placement	$ 2.15
Aggregate purchase price of common stock sold in private placement	$ 8,500,001
Cash fees paid to private placement agent	552,500
Legal fees paid for investors in private placement	27,000
Net proceeds of private placement	$ 7,920,501
Registration statement clause of private placement	As part of the Purchase Agreement, the Company agreed to file a registration statement covering the resale of the Shares no later than 45 days from the Closing Date. The Company shall use its best efforts to effect the registration (including a declaration of effectiveness of the Registration Statement by the SEC) no later than 90 days from the Closing Date (120 days if reviewed by SEC). If the Registration Statement does not become effective on or before the Effectiveness Date, the Company has agreed, among other things, to pay to the Investors 1.5% of each Investors aggregate purchase price of the Shares for each 30-day period that the Registration Statement is not effective, up to a maximum of 10% of such aggregate purchase price.
New Products
Subsequent event date	Nov 6, 2012
Subsequent event description	The Company plans the release of the following new products in its BocaGreen generic prescription line: BocaGreenMD Prena1 Plus BocaGreenMD Prena1 BocaGreenMD Prena1 Chew
Employment Agreements
Subsequent event date	Nov 8, 2012
Subsequent event description	On November 8, 2012, the Companys Compensation Committee recommended that the Board of Directors approve employment agreements with the Company’s executive officers, namely: Chief Executive Officer (Robert G. Finizio), President (John C.K. Milligan, IV) and Chief Financial Officer (Daniel A. Cartwright).
Compensation agreement for Robert Finzio	Compensation for services rendered by Robert G. Finizio as Chief Executive Officer calls for: (i) a time-based ten-year stock option on the employment date to purchase 900,000 shares of the Company's Common Stock with the exercise price equal to the closing price of the Company's Common Stock on November 30, 2012 vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a performance-based ten-year stock option in an amount to be determined, (iii) a base salary of not less than $355,100 per year and (iv) an annual short-term incentive compensation bonus of up to 35% of the base salary.
Compensation agreement for John CK Milligan, IV	Compensation for services rendered by John C.K. Milligan, IV as President calls for: (i) a Time-Based Option on th e employment date to purchase 800,000 shares of the Company's Common Stock with the exercise price equal to the closing price of the Company's Common Stock on November 30, 2012 vesting annually over three years on the anniversary of the employment date, (ii) the right to receive Performance-Based Option in an amount to be determined, (iii) a base salary of not less than $288,100 per year and (iv) an annual short-term incentive compensation bonus of up to 30% of the base salary.
Compensation agreement for Daniel A. Cartwright	Compensation for services rendered by Daniel A. Cartwright as Chief Financial Officer calls for: (i) a Time-Based Option on the employment date to purchase 700,000 shares of the Company's Common Stock with the exercise price equal to the closing price of the Company's Common Stock on November 30, 2012 vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a Performance-Based Option in an amount to be determined, (iii) a base salary of not less than $257,100 per year and (iv) an annual short-term incentive compensation bonus of up to 30% of the base salary.